UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07391

AB UNCONSTRAINED BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

APR    04.30.18

SEMI-ANNUAL REPORT

AB UNCONSTRAINED BOND FUND

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Unconstrained Bond Fund (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB UNCONSTRAINED BOND FUND | 1

SEMI-ANNUAL REPORT

June 8, 2018

This report provides management’s discussion of fund performance for AB Unconstrained Bond Fund for the semi-annual reporting period ended April 30, 2018.

The Fund’s investment objective is to generate current income consistent with preservation of capital.

NAV RETURNS AS OF APRIL 30, 2018 (unaudited)

	6 Months	12 Months
AB UNCONSTRAINED BOND FUND[1]
Class A Shares	-0.27%	0.22%
Class B Shares[2]	-0.54%	-0.57%
Class C Shares	-0.64%	-0.54%
Advisor Class Shares[3]	-0.04%	0.47%
Class R Shares[3]	-0.37%	-0.11%
Class K Shares[3]	-0.22%	0.10%
Class I Shares[3]	-0.13%	0.41%
Class Z Shares[3]	-0.13%	0.41%
Primary benchmark: ICE BofA ML 3-Month US T-Bill Index	0.68%	1.17%
Bloomberg Barclays Global Aggregate Bond Index (USD hedged)	-0.11%	1.39%

1	Includes the impact of proceeds received and credited to the Fund resulting from class-action settlements, which enhanced the performance of the Fund for the six- and 12-month periods ended April 30, 2018, by 0.02% and 0.02%, respectively.

2	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

3	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Intercontinental Exchange Bank of America Merrill Lynch (“ICE BofA ML”) 3-Month US Treasury Bill (“T-Bill”) Index, and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) for the six- and 12-month periods ended April 30, 2018.

During the six-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. Country allocation (a result of bottom-up security analysis combined with fundamental research) and

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yield-curve positioning detracted from relative performance, primarily because of the Fund’s positioning in the US and Canada. Currency allocation was also negative. Losses from short positions in the euro and South African rand more than offset gains from long positions in the Czech koruna and Polish zloty. Sector and security selection contributed to performance, as a result of beneficial positioning in high-yield corporates, non-agency mortgages, inflation-linked securities and agency credit risk-sharing transactions. However, a lack of exposure to equities and a position in sovereign bonds detracted.

During the 12-month period, all share classes of the Fund underperformed the primary benchmark, before sales charges. Country and yield-curve positioning detracted from returns, due to positions in the US, Canada and the eurozone. Currency investments were also negative, as gains from long positions in the Czech koruna and Polish zloty were outweighed by losses from short positions in the euro, South African rand and British pound. Sector and security selection contributed due to positions in high-yield corporates, non-agency mortgages and agency credit risk-sharing transactions. The absence of equities exposure detracted, as did a position in sovereign bonds.

During both periods, the Fund utilized derivatives in the form of interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or take active yield-curve positioning. The Fund also utilized currency forwards and currency options, both written and purchased, to hedge foreign currency exposure and to take active currency risk. Purchased and written equity options were used in an effort to add alpha (a measure of how the Fund is performing on a risk-adjusted basis versus its benchmark) through different strategies, including but not limited to, relative value, put spreads and call spreads. Credit default swaps, both single name and index, were used to manage and hedge investment-grade and high-yield credit risk taken through cash bonds. Total return swaps and variance swaps were used to take active risk and as hedging tools against other active equity-like risks in the Fund.

MARKET REVIEW AND INVESTMENT STRATEGY

Fixed-income markets were volatile during the six-month period. Emerging-market debt had mixed returns, with some segments of the market helped by increasing oil prices and an improving global growth story, while the rise in global rates weighed on others. Investment-grade credit and high-yield markets fell in the period, trailing the positive returns of emerging-market local-currency government bonds and developed-market treasuries. US, Canadian, Australian and German treasury yields rose, while the UK and Japanese curves flattened and treasury yields in other developed markets moved in different directions. The passage of US tax reform buoyed market sentiment, while in Europe, despite some formal progress on Brexit, investor anxiety increased around a bifurcated outlook

abfunds.com	AB UNCONSTRAINED BOND FUND | 3

for the negotiation process. The US Federal Reserve (the “Fed”) raised interest rates twice in the period, and began to formally reduce its balance sheet, as universally anticipated by markets. The European Central Bank confirmed that its newly reduced pace of asset purchases would continue through September 2018, and further if necessary. At the end of the period, a severe spike in volatility shook a broad swath of capital markets. US Treasury yields rose dramatically, driven by higher inflation forecasts and expectations for continued rate increases from the Fed. Additionally, President Trump’s announcement of tariffs on Chinese imports weighed on capital markets worldwide, as investors feared the possible onset of a global trade war.

The Fund’s Senior Investment Management Team (the “Team”) continues to seek to generate attractive total returns while preserving capital by investing across a broad range of global fixed-income sectors. The Team’s approach is an alternative to traditional “core” fixed income that is unconstrained in its investable universe, flexible to allow for dynamic asset allocation, but well-defined in its structure.

INVESTMENT POLICIES

The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities and derivatives related to fixed-income securities. The Fund employs a dynamic risk allocation, meaning that the Fund’s risk profile may vary significantly over time based upon market conditions. The Fund invests in a portfolio that includes fixed-income securities of US and non-US companies and US and non-US government securities and supranational entities, including lower-rated securities.

The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund expects that its average portfolio duration will vary normally from negative three years to positive seven years, depending upon the Adviser’s forecast of interest rates and assessment of market risks generally. Duration is a measure of a fixed-income security’s sensitivity to changes in interest rates. The value of a fixed-income security with positive duration will decline if interest rates increase. Conversely, the value of a fixed-income security with negative duration will increase as interest rates increase. The Fund will seek to achieve negative duration through the use of derivatives, such as futures and total return swaps.

The Fund typically maintains at least 50% of its net assets in investment-grade securities. The Fund may invest up to 50% of its net assets in below investment-grade securities, such as corporate high-yield fixed-income securities, sovereign debt obligations and

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(continued on next page)

fixed-income securities of issuers located in emerging markets.

The Fund may also invest in mortgage-related and other asset-backed securities, loan participations, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund may make short sales of securities or currencies or maintain a short position. The Fund may use borrowings or other leverage for investment purposes. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may utilize, without limit, derivatives, such as options, futures contracts, forwards or swaps, including those on fixed-income and equity securities and foreign currencies.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The ICE BofA ML® 3-Month US T-Bill Index and the Bloomberg Barclays Global Aggregate Bond Index (USD hedged) are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The ICE BofA ML 3-Month US T-Bill Index measures the performance of Treasury securities maturing in 90 days. The Bloomberg Barclays Global Aggregate Bond Index represents the performance of the global investment-grade developed fixed-income markets. An investor cannot invest directly in an index or average, and their results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to the full maturity of

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DISCLOSURES AND RISKS (continued)

a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: To the extent the Fund uses leveraging techniques, its net asset value (“NAV”) may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Mortgage-Related and/or Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the

abfunds.com	AB UNCONSTRAINED BOND FUND | 7

DISCLOSURES AND RISKS (continued)

Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]
CLASS A SHARES			2.55%
1 Year	0.22%	-4.07%
5 Years	1.48%	0.61%
10 Years	2.89%	2.45%
CLASS B SHARES			1.89%
1 Year	-0.57%	-4.51%
5 Years	0.76%	0.76%
10 Years[2]	2.33%	2.33%
CLASS C SHARES			1.92%
1 Year	-0.54%	-1.52%
5 Years	0.76%	0.76%
10 Years	2.17%	2.17%
ADVISOR CLASS SHARES[3]			2.90%
1 Year	0.47%	0.47%
5 Years	1.76%	1.76%
10 Years	3.18%	3.18%
CLASS R SHARES[3]			2.21%
1 Year	-0.11%	-0.11%
5 Years	1.26%	1.26%
10 Years	2.68%	2.68%
CLASS K SHARES[3]			2.52%
1 Year	0.10%	0.10%
5 Years	1.49%	1.49%
10 Years	2.96%	2.96%
CLASS I SHARES[3]			2.97%
1 Year	0.41%	0.41%
5 Years	1.76%	1.76%
10 Years	3.20%	3.20%
CLASS Z SHARES[3]			2.97%
1 Year	0.41%	0.41%
Since Inception[4]	2.63%	2.63%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 1.10%, 1.88%, 1.85%, 0.85%, 1.54%, 1.22%, 0.82% and 0.82% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements limit the Fund’s annual operating expenses (exclusive of interest expense) to 0.90%, 1.65%, 1.65%, 0.65%, 1.15%, 0.90%, 0.65% and 0.65% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. These

(footnotes continued on next page)

abfunds.com	AB UNCONSTRAINED BOND FUND | 9

HISTORICAL PERFORMANCE (continued)

waivers/reimbursements may not be terminated before January 31, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended April 30, 2018.

2	Assumes conversion of Class B shares into Class A shares after eight years.

3	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

4	Inception date: 11/4/2014.

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HISTORICAL PERFORMANCE (continued)

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

MARCH 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-3.66%
5 Years	0.73%
10 Years	2.49%
CLASS B SHARES
1 Year	-4.17%
5 Years	0.87%
10 Years[1]	2.37%
CLASS C SHARES
1 Year	-1.17%
5 Years	0.89%
10 Years	2.21%
ADVISOR CLASS SHARES[2]
1 Year	0.83%
5 Years	1.90%
10 Years	3.22%
CLASS R SHARES[2]
1 Year	0.24%
5 Years	1.40%
10 Years	2.72%
CLASS K SHARES[2]
1 Year	0.45%
5 Years	1.63%
10 Years	3.01%
CLASS I SHARES[2]
1 Year	0.76%
5 Years	1.90%
10 Years	3.24%
CLASS Z SHARES[2]
1 Year	0.76%
Since Inception[3]	2.47%

1	Assumes conversion of Class B shares into Class A shares after eight years.

2	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

3	Inception date: 11/4/2014.

abfunds.com	AB UNCONSTRAINED BOND FUND | 11

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period*	Annualized Expense Ratio*	Total Expenses Paid During Period+	Total Annualized Expense Ratio+
Class A
Actual	$1,000	$997.30	$4.41	0.89%	$4.46	0.90%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$4.51	0.90%
Class B
Actual	$1,000	$994.60	$8.11	1.64%	$8.21	1.66%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%	$8.30	1.66%
Class C
Actual	$1,000	$993.60	$8.11	1.64%	$8.21	1.66%
Hypothetical**	$1,000	$1,016.66	$8.20	1.64%	$8.30	1.66%
Advisor Class
Actual	$1,000	$999.60	$3.17	0.64%	$3.22	0.65%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$3.26	0.65%
Class R
Actual	$1,000	$996.30	$5.64	1.14%	$5.69	1.15%
Hypothetical**	$1,000	$1,019.14	$5.71	1.14%	$5.76	1.15%
Class K
Actual	$1,000	$997.80	$4.41	0.89%	$4.46	0.90%
Hypothetical**	$1,000	$1,020.38	$4.46	0.89%	$4.51	0.90%
Class I
Actual	$1,000	$998.70	$3.17	0.64%	$3.22	0.65%
Hypothetical**	$1,000	$1,021.62	$3.21	0.64%	$3.26	0.65%
Class Z
Actual	$1,000	$998.70	$3.12	0.63%	$3.22	0.65%
Hypothetical**	$1,000	$1,021.67	$3.16	0.63%	$3.26	0.65%

*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s total expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

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PORTFOLIO SUMMARY

April 30, 2018 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $322.9

1	All data are as of April 30, 2018. The Fund’s sector type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.4% or less in the following security types: Bank Loans, Commercial Mortgage-Backed Securities, Local Governments–Regional Bonds, Local Governments–US Municipal Bonds, Options Purchased–Calls, Options Purchased–Puts, Preferred Stocks, Warrants and Whole Loan Trusts.

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PORTFOLIO SUMMARY (continued)

April 30, 2018 (unaudited)

1	All data are as of April 30, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following countries or regions: Chile, Costa Rica, Denmark, Dominican Republic, Ecuador, Eurozone, Gabon, Germany, Hungary, Ireland, Israel, Italy, Ivory Coast, Jamaica, Kuwait, Netherlands, Norway, Qatar, South Africa, Spain, Trinidad & Tobago, Uruguay and Zambia.

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PORTFOLIO OF INVESTMENTS

April 30, 2018 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES – NON-INVESTMENT GRADE – 19.4%
Industrial – 15.2%
Basic – 1.5%
AK Steel Corp. 7.625%, 10/01/21	U.S.$	29	$29,600
Allegheny Technologies, Inc. 5.95%, 1/15/21		29	29,510
ArcelorMittal 5.50%, 8/05/20		150	155,736
7.00%, 3/01/41		204	234,453
7.25%, 10/15/39		120	141,897
Cleveland-Cliffs, Inc. 5.75%, 3/01/25(a)		65	62,720
Constellium NV 6.625%, 3/01/25(a)		250	254,212
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/01/26(a)		97	93,612
Eldorado Gold Corp. 6.125%, 12/15/20(a)		13	12,024
Flex Acquisition Co., Inc. 6.875%, 1/15/25(a)		16	16,108
FMG Resources (August 2006) Pty Ltd. 4.75%, 5/15/22(a)		49	48,651
5.125%, 5/15/24(a)		127	125,915
Foresight Energy LLC/Foresight Energy Finance Corp. 11.50%, 4/01/23(a)		11	9,281
Freeport-McMoRan, Inc. 3.55%, 3/01/22		469	454,166
Graphic Packaging International LLC 4.75%, 4/15/21		60	60,908
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/23(a)		94	99,184
Hexion, Inc. 6.625%, 4/15/20		168	157,710
Huntsman International LLC 4.875%, 11/15/20		100	102,090
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22(a)		209	231,477
Lecta SA 6.50%, 8/01/23(a)	EUR	104	128,536
Momentive Performance Materials, Inc. 3.88%, 10/24/21	U.S.$	650	686,685
8.875%, 10/15/20(b)(c)(d)(e)		650	– 0	–
Multi-Color Corp. 4.875%, 11/01/25(a)		57	53,311

16 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

NOVA Chemicals Corp. 5.25%, 8/01/23(a)	U.S.$	12	$12,036
Novelis Corp. 6.25%, 8/15/24(a)		50	50,993
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.75%, 4/30/26(a)		67	66,715
OCI NV 5.00%, 4/15/23(a)	EUR	100	123,121
Peabody Energy Corp. 6.00%, 11/15/18(b)(d)(e)(f)	U.S.$	396	– 0	–
Plastipak Holdings, Inc. 6.25%, 10/15/25(a)		86	83,594
PQ Corp. 5.75%, 12/15/25(a)		17	16,853
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.125%, 7/15/23(a)		176	176,846
7.00%, 7/15/24(a)		87	90,537
Sealed Air Corp. 6.875%, 7/15/33(a)		442	492,813
Steel Dynamics, Inc. 5.125%, 10/01/21		90	91,669
Teck Resources Ltd. 5.40%, 2/01/43		213	204,584
8.50%, 6/01/24(a)		22	24,518
United States Steel Corp. 6.25%, 3/15/26		65	64,486
W.R. Grace & Co.-Conn 5.125%, 10/01/21(a)		56	57,636
5.625%, 10/01/24(a)		60	62,293

			4,806,480

Capital Goods – 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.75%, 5/15/24(a)	EUR	280	368,719
BBA US Holdings, Inc. 5.375%, 5/01/26(a)	U.S.$	35	35,149
Bombardier, Inc. 5.75%, 3/15/22(a)		447	448,722
6.00%, 10/15/22(a)		59	58,897
6.125%, 1/15/23(a)		11	11,073
8.75%, 12/01/21(a)		24	26,655
Cleaver-Brooks, Inc. 7.875%, 3/01/23(a)		32	33,233
Gates Global LLC/Gates Global Co. 6.00%, 7/15/22(a)		20	20,251

abfunds.com	AB UNCONSTRAINED BOND FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GFL Environmental, Inc. 5.375%, 3/01/23(a)	U.S.$	120	$118,852
5.625%, 5/01/22(a)		22	22,018
9.875%, 2/01/21(a)		86	90,506
Jeld-Wen, Inc. 4.625%, 12/15/25(a)		13	12,502
4.875%, 12/15/27(a)		17	16,112
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25(a)		132	127,798
TransDigm, Inc. 6.00%, 7/15/22		234	237,600
6.50%, 7/15/24		67	68,209
Triumph Group, Inc. 5.25%, 6/01/22		20	19,395
Waste Pro USA, Inc. 5.50%, 2/15/26(a)		91	90,075

			1,805,766

Communications - Media – 2.2%
Altice Financing SA 6.625%, 2/15/23(a)		420	419,711
Altice France SA/France 6.00%, 5/15/22(a)		200	197,959
7.375%, 5/01/26(a)		450	436,910
Altice Luxembourg SA 7.75%, 5/15/22(a)		240	229,564
Altice US Finance I Corp. 5.375%, 7/15/23(a)		200	201,005
AMC Networks, Inc. 5.00%, 4/01/24		21	20,525
CCO Holdings LLC/CCO Holdings Capital Corp. 4.00%, 3/01/23(a)		218	209,848
5.00%, 2/01/28(a)		285	262,282
5.125%, 2/15/23		244	244,905
5.75%, 2/15/26(a)		24	23,794
5.875%, 5/01/27(a)		91	89,378
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.75%, 7/15/25(a)		204	214,874
Clear Channel Worldwide Holdings, Inc. Series A 6.50%, 11/15/22		41	41,896
Series B 6.50%, 11/15/22		353	360,920
7.625%, 3/15/20		34	34,086
CSC Holdings LLC 5.25%, 6/01/24		195	182,660
5.375%, 2/01/28(a)		298	278,902

18 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

6.75%, 11/15/21	U.S.$	116	$122,095
10.875%, 10/15/25(a)		173	202,868
DISH DBS Corp. 5.875%, 7/15/22		520	478,653
6.75%, 6/01/21		173	172,314
7.75%, 7/01/26		7	6,379
iHeartCommunications, Inc. 9.00%, 12/15/19(e)(g)		251	200,803
Liberty Interactive LLC 8.25%, 2/01/30		11	11,824
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875%, 5/15/24(a)		361	340,612
Meredith Corp. 6.875%, 2/01/26(a)		89	90,098
Netflix, Inc. 4.375%, 11/15/26		77	72,085
5.875%, 11/15/28(a)		180	179,595
Radiate Holdco LLC/Radiate Finance, Inc. 6.625%, 2/15/25(a)		43	39,882
6.875%, 2/15/23(a)		32	30,996
RR Donnelley & Sons Co. 7.875%, 3/15/21		63	65,919
Sinclair Television Group, Inc. 5.625%, 8/01/24(a)		76	74,955
Sirius XM Radio, Inc. 3.875%, 8/01/22(a)		185	179,780
4.625%, 5/15/23(a)		13	12,829
6.00%, 7/15/24(a)		85	87,354
TEGNA, Inc. 6.375%, 10/15/23		247	255,334
Townsquare Media, Inc. 6.50%, 4/01/23(a)		119	111,253
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(a)		184	173,267
Urban One, Inc. 7.375%, 4/15/22(a)		37	36,445
9.25%, 2/15/20(a)		135	128,294
Virgin Media Receivables Financing Notes I DAC 5.50%, 9/15/24(a)	GBP	100	136,426
Virgin Media Secured Finance PLC 4.875%, 1/15/27(a)		166	224,927
Ziggo Bond Finance BV 5.875%, 1/15/25(a)	U.S.$	220	208,790

			7,092,996

abfunds.com	AB UNCONSTRAINED BOND FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.5%
CenturyLink, Inc. Series S 6.45%, 6/15/21	U.S.$	55	$56,284
Series T 5.80%, 3/15/22		361	359,209
Cincinnati Bell, Inc. 7.00%, 7/15/24(a)		118	108,253
Consolidated Communications, Inc. 6.50%, 10/01/22		11	10,125
Embarq Corp. 7.995%, 6/01/36		220	209,466
Frontier Communications Corp. 7.125%, 1/15/23		70	50,040
7.625%, 4/15/24		365	239,930
8.75%, 4/15/22		134	111,834
GTT Communications, Inc. 7.875%, 12/31/24(a)		16	16,358
Intelsat Jackson Holdings SA 5.50%, 8/01/23		88	74,022
7.25%, 10/15/20		93	90,768
7.50%, 4/01/21		335	318,618
9.50%, 9/30/22(a)		239	273,974
9.75%, 7/15/25(a)		129	126,602
Level 3 Financing, Inc. 5.25%, 3/15/26		24	23,161
5.375%, 8/15/22		195	195,762
Qwest Corp. 6.75%, 12/01/21		67	72,122
SoftBank Group Corp. 4.50%, 4/15/20, TBA(a)		200	205,538
Sprint Capital Corp. 6.875%, 11/15/28		74	75,445
8.75%, 3/15/32		159	182,594
Sprint Communications, Inc. 7.00%, 3/01/20(a)		521	550,441
Sprint Corp. 7.875%, 9/15/23		252	269,752
T-Mobile USA, Inc. 4.50%, 2/01/26		290	279,003
6.00%, 4/15/24		128	134,034
6.375%, 3/01/25		153	160,341
Telecom Italia Capital SA 7.20%, 7/18/36		313	359,462
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/01/23		206	212,151

			4,765,289

20 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Automotive – 0.4%
Adient Global Holdings Ltd. 4.875%, 8/15/26(a)	U.S.$	200	$187,365
American Axle & Manufacturing, Inc. 6.25%, 3/15/26		60	59,387
BCD Acquisition, Inc. 9.625%, 9/15/23(a)		154	167,110
Dana Financing Luxembourg SARL 6.50%, 6/01/26(a)		89	92,547
Exide Technologies 7.00%, 4/30/25(b)(h)(i)(j)		260	163,948
11.00%, 4/30/22(b)(c)(i)		114	102,029
Meritor, Inc. 6.25%, 2/15/24		70	72,019
Navistar International Corp. 6.625%, 11/01/25(a)		146	151,918
Tesla, Inc. 5.30%, 8/15/25(a)		23	20,385
Titan International, Inc. 6.50%, 11/30/23(a)		118	120,411

			1,137,119

Consumer Cyclical - Entertainment – 0.1%
AMC Entertainment Holdings, Inc. 5.875%, 11/15/26		26	25,312
Constellation Merger Sub, Inc. 8.50%, 9/15/25(a)		10	9,741
National CineMedia LLC 5.75%, 8/15/26		17	15,669
NCL Corp., Ltd. 4.75%, 12/15/21(a)		72	73,278
Silversea Cruise Finance Ltd. 7.25%, 2/01/25(a)		84	89,005
VOC Escrow Ltd. 5.00%, 2/15/28(a)		163	157,694

			370,699

Consumer Cyclical - Other – 1.1%
Beazer Homes USA, Inc. 8.75%, 3/15/22		297	320,611
Cooperativa Muratori & Cementisti-CMC di Ravenna SC 6.00%, 2/15/23(a)	EUR	100	115,662
Diamond Resorts International, Inc. 10.75%, 9/01/24(a)	U.S.$	115	127,968
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25(a)		189	192,717

abfunds.com	AB UNCONSTRAINED BOND FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hilton Domestic Operating Co., Inc. 5.125%, 5/01/26(a)	U.S.$	100	$99,857
Jacobs Entertainment, Inc. 7.875%, 2/01/24(a)		9	9,388
K. Hovnanian Enterprises, Inc. 10.00%, 7/15/22(a)		108	115,975
10.50%, 7/15/24(a)		108	110,311
Lennar Corp. 4.50%, 6/15/19		265	267,692
5.875%, 11/15/24(a)		302	311,535
MDC Holdings, Inc. 6.00%, 1/15/43		361	334,135
MGM Resorts International 6.75%, 10/01/20		227	241,211
PulteGroup, Inc. 5.00%, 1/15/27		129	126,104
6.00%, 2/15/35		9	8,976
7.875%, 6/15/32		220	259,847
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125%, 8/15/21(a)		10	9,834
Shea Homes LP/Shea Homes Funding Corp. 5.875%, 4/01/23(a)		414	418,172
Standard Industries, Inc./NJ 5.375%, 11/15/24(a)		65	65,721
5.50%, 2/15/23(a)		180	186,084
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25(a)		43	41,227
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 3/01/24(a)		165	164,484
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26(a)		100	100,962

			3,628,473

Consumer Cyclical - Restaurants – 0.1%
Golden Nugget, Inc. 8.75%, 10/01/25(a)		25	26,135
IRB Holding Corp. 6.75%, 2/15/26(a)		176	170,711

			196,846

Consumer Cyclical - Retailers – 0.5%
Dollar Tree, Inc. 5.75%, 3/01/23		60	62,591
FirstCash, Inc. 5.375%, 6/01/24(a)		16	16,242

22 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Group 1 Automotive, Inc. 5.00%, 6/01/22	U.S.$	154	$154,678
JC Penney Corp., Inc. 5.875%, 7/01/23(a)		31	29,818
L Brands, Inc. 5.25%, 2/01/28		203	190,763
6.95%, 3/01/33		260	247,971
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/21(a)		191	128,934
8.75% (8.75% Cash or 9.50% PIK), 10/15/21(a)(i)		162	108,819
Penske Automotive Group, Inc. 3.75%, 8/15/20		130	129,550
PetSmart, Inc. 7.125%, 3/15/23(a)		67	38,995
PVH Corp. 3.125%, 12/15/27(a)	EUR	110	132,130
Rite Aid Corp. 6.75%, 6/15/21	U.S.$	31	31,536
Sonic Automotive, Inc. 5.00%, 5/15/23		139	134,080
6.125%, 3/15/27		48	46,259
Staples, Inc. 8.50%, 9/15/25(a)		13	12,139

			1,464,505

Consumer Non-Cyclical – 2.3%
Acadia Healthcare Co., Inc. 5.625%, 2/15/23		71	71,733
Air Medical Group Holdings, Inc. 6.375%, 5/15/23(a)		160	153,159
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC 6.625%, 6/15/24		258	240,672
AMAG Pharmaceuticals, Inc. 7.875%, 9/01/23(a)		7	6,959
Avantor, Inc. 9.00%, 10/01/25(a)		46	46,534
Aveta, Inc. 10.50%, 3/01/21(b)(d)(e)(j)		1,062	– 0	–
Avon Products, Inc. 6.60%, 3/15/20		30	30,268
Catalent Pharma Solutions, Inc. 4.875%, 1/15/26(a)		25	24,323
Charles River Laboratories International, Inc. 5.50%, 4/01/26(a)		32	32,548
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/25(a)		13	13,065

abfunds.com	AB UNCONSTRAINED BOND FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CHS/Community Health Systems, Inc. 5.125%, 8/01/21	U.S.$	140	$129,128
6.875%, 2/01/22		188	102,523
7.125%, 7/15/20		359	285,686
DaVita, Inc. 5.00%, 5/01/25		130	123,237
5.75%, 8/15/22		32	32,731
Dean Foods Co. 6.50%, 3/15/23(a)		17	16,304
Eagle Holding Co. II LLC 7.625% (7.625% Cash or 8.375% PIK), 5/15/22(a)(i)		149	151,116
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/23(a)		498	362,295
Endo Finance LLC 5.75%, 1/15/22(a)		18	14,781
Endo Finance LLC/Endo Finco, Inc. 5.375%, 1/15/23(a)		40	28,986
Envision Healthcare Corp. 5.125%, 7/01/22(a)		46	45,385
5.625%, 7/15/22		170	170,517
Fresh Market, Inc. (The) 9.75%, 5/01/23(a)		13	7,371
Greatbatch Ltd. 9.125%, 11/01/23, TBA(a)		9	9,731
Hadrian Merger Sub, Inc. 8.50%, 5/01/26(a)		135	135,328
HCA Healthcare, Inc. 6.25%, 2/15/21		88	92,554
HCA, Inc. 4.75%, 5/01/23		170	171,453
5.875%, 3/15/22		655	691,148
6.50%, 2/15/20		230	240,870
7.58%, 9/15/25		65	71,192
Kinetic Concepts, Inc./KCI USA, Inc. 7.875%, 2/15/21(a)		461	477,702
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/23(a)		8	7,619
LifePoint Health, Inc. 5.375%, 5/01/24		41	39,017
5.50%, 12/01/21		62	62,520
5.875%, 12/01/23		197	194,965
Mallinckrodt International Finance SA 4.75%, 4/15/23		113	80,159
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875%, 4/15/20(a)		105	100,202

24 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 4/15/25(a)	U.S.$	278	$208,732
5.625%, 10/15/23(a)		20	15,737
MEDNAX, Inc. 5.25%, 12/01/23(a)		185	182,639
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625%, 5/15/22(a)		79	77,656
Post Holdings, Inc. 5.625%, 1/15/28(a)		50	47,750
5.75%, 3/01/27(a)		190	186,113
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/01/23(a)		134	140,535
Spectrum Brands, Inc. 5.75%, 7/15/25		99	99,007
6.625%, 11/15/22		90	93,110
Tenet Healthcare Corp. 4.50%, 4/01/21		313	310,939
6.00%, 10/01/20		148	152,961
6.75%, 6/15/23		227	223,570
8.125%, 4/01/22		130	135,434
Valeant Pharmaceuticals International 6.75%, 8/15/21(a)		76	76,603
7.25%, 7/15/22(a)		11	11,110
Valeant Pharmaceuticals International, Inc. 5.50%, 3/01/23-11/01/25(a)		332	312,242
5.625%, 12/01/21(a)		577	560,861
5.875%, 5/15/23(a)		85	78,094
7.50%, 7/15/21(a)		72	73,144
Vizient, Inc. 10.375%, 3/01/24(a)		85	94,086

			7,544,104

Energy – 3.0%
American Midstream Partners LP/American Midstream Finance Corp. 8.50%, 12/15/21(a)		10	9,942
Antero Resources Corp. 5.00%, 3/01/25		65	64,986
5.125%, 12/01/22		133	133,916
5.625%, 6/01/23		154	157,277
Berry Petroleum Co. LLC 7.00%, 2/15/26(a)		200	204,632
Bristow Group, Inc. 8.75%, 3/01/23(a)		230	236,014
Calfrac Holdings LP 7.50%, 12/01/20(a)		13	12,887

abfunds.com	AB UNCONSTRAINED BOND FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

California Resources Corp. 5.50%, 9/15/21	U.S.$	45	$36,737
6.00%, 11/15/24		51	37,049
8.00%, 12/15/22(a)		186	159,924
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23		198	202,906
8.25%, 7/15/25		19	20,371
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25		172	177,185
7.00%, 6/30/24		180	196,745
Cheniere Energy Partners LP 5.25%, 10/01/25(a)		82	80,112
Cheniere Energy, Inc. 4.875%, 5/28/21(a)(b)(h)(i)		62	63,650
Chesapeake Energy Corp. 4.875%, 4/15/22		25	24,035
5.75%, 3/15/23		10	9,212
6.125%, 2/15/21		242	244,708
8.00%, 6/15/27(a)		240	231,048
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/25(a)		16	16,160
Denbury Resources, Inc. 9.00%, 5/15/21(a)		77	80,525
9.25%, 3/31/22(a)		96	100,165
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		154	110,818
5.70%, 10/15/39		212	169,784
7.875%, 8/15/25		23	23,614
Energy Transfer Equity LP 5.875%, 1/15/24		310	316,372
Ensco PLC 4.50%, 10/01/24		138	112,246
5.20%, 3/15/25		168	138,404
7.75%, 2/01/26		70	65,644
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 9/01/22		125	85,221
8.00%, 2/15/25(a)		133	94,240
9.375%, 5/01/20		34	32,275
9.375%, 5/01/24(a)		114	87,205
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 6/15/24		103	97,925
6.25%, 5/15/26		69	65,849
6.50%, 10/01/25		8	7,839
6.75%, 8/01/22		22	22,412

26 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gulfport Energy Corp. 6.00%, 10/15/24	U.S.$	70	$66,716
6.375%, 5/15/25-1/15/26		155	148,661
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/26(a)		234	236,285
HighPoint Operating Corp. 7.00%, 10/15/22		138	139,977
8.75%, 6/15/25		2	2,170
Hilcorp Energy I LP/Hilcorp Finance Co. 5.00%, 12/01/24(a)		15	14,615
Indigo Natural Resources LLC 6.875%, 2/15/26(a)		235	225,374
Laredo Petroleum, Inc. 6.25%, 3/15/23		48	48,612
Murphy Oil USA, Inc. 5.625%, 5/01/27		5	4,988
Nabors Industries, Inc. 4.625%, 9/15/21		82	80,121
5.00%, 9/15/20		20	20,162
5.50%, 1/15/23		183	179,743
Noble Holding International Ltd. 5.25%, 3/15/42		70	46,022
6.20%, 8/01/40		63	44,100
7.75%, 1/15/24		119	111,123
7.95%, 4/01/25		139	124,759
Oasis Petroleum, Inc. 6.875%, 3/15/22		122	125,355
Parkland Fuel Corp. 6.00%, 4/01/26(a)		187	188,193
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/25		31	32,228
PDC Energy, Inc. 5.75%, 5/15/26(a)		77	77,568
Precision Drilling Corp. 7.125%, 1/15/26(a)		75	75,788
QEP Resources, Inc. 5.25%, 5/01/23		202	196,911
5.625%, 3/01/26		65	62,633
Range Resources Corp. 4.875%, 5/15/25		132	122,349
5.00%, 8/15/22-3/15/23		276	269,123
5.875%, 7/01/22		6	6,082
Rowan Cos., Inc. 7.375%, 6/15/25		240	232,254
Sable Permian Resources Land LLC/AEPB Finance Corp. 7.125%, 11/01/20(a)		61	44,599

abfunds.com	AB UNCONSTRAINED BOND FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Sanchez Energy Corp. 6.125%, 1/15/23	U.S.$	268	$193,642
7.25%, 2/15/23(a)		53	53,542
7.75%, 6/15/21		10	9,294
SandRidge Energy, Inc. 8.125%, 10/15/22(b)(d)(e)(f)		665	– 0	–
SemGroup Corp. 6.375%, 3/15/25		35	33,378
7.25%, 3/15/26		88	87,153
SM Energy Co. 5.00%, 1/15/24		35	33,351
6.125%, 11/15/22		71	71,762
6.50%, 11/15/21-1/01/23		194	196,540
SRC Energy, Inc. 6.25%, 12/01/25(a)		49	49,682
Sunoco LP/Sunoco Finance Corp. 5.50%, 2/15/26(a)		154	149,447
5.875%, 3/15/28(a)		116	112,672
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125%, 11/15/19		96	96,482
5.875%, 4/15/26(a)		132	131,042
Transocean, Inc. 5.80%, 10/15/22		70	68,794
6.80%, 3/15/38		261	219,545
7.50%, 1/15/26(a)		39	39,571
9.00%, 7/15/23(a)		279	301,107
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23(a)		122	114,846
Weatherford International LLC 9.875%, 3/01/25(a)		171	162,821
Weatherford International Ltd. 5.875%, 7/01/21(h)		77	73,322
7.75%, 6/15/21		232	229,693
9.875%, 2/15/24		23	22,087
Whiting Petroleum Corp. 5.75%, 3/15/21		67	68,574
6.25%, 4/01/23		20	20,569
6.625%, 1/15/26(a)		172	176,932

			9,572,393

Other Industrial – 0.2%
American Tire Distributors, Inc. 10.25%, 3/01/22(a)		145	77,503
Global Partners LP/GLP Finance Corp. 6.25%, 7/15/22		294	293,139

28 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

H&E Equipment Services, Inc. 5.625%, 9/01/25	U.S.$	27	$27,122
KAR Auction Services, Inc. 5.125%, 6/01/25(a)		28	27,332
Laureate Education, Inc. 8.25%, 5/01/25(a)		210	226,499
Travis Perkins PLC 4.50%, 9/07/23(a)	GBP	100	142,525

			794,120

Services – 0.4%
ACE Cash Express, Inc. 12.00%, 12/15/22(a)	U.S.$	10	11,100
APTIM Corp. 7.75%, 6/15/25(a)		75	65,395
APX Group, Inc. 8.75%, 12/01/20		450	443,338
GEO Group, Inc. (The) 6.00%, 4/15/26		94	92,730
iPayment, Inc. 10.75%, 4/15/24(f)		100	111,096
Monitronics International, Inc. 9.125%, 4/01/20		33	23,382
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/22(a)		135	135,862
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/23(a)		282	302,577
Sabre GLBL, Inc. 5.25%, 11/15/23(a)		66	66,671
Team Health Holdings, Inc. 6.375%, 2/01/25(a)		207	180,815

			1,432,966

Technology – 0.9%
Ascend Learning LLC 6.875%, 8/01/25(a)		18	18,308
BMC Software Finance, Inc. 8.125%, 7/15/21(a)		612	611,523
Boxer Parent Co., Inc. 9.00% (9.00% Cash or 9.75% PIK), 10/15/19(a)(i)		87	86,959
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/01/25(a)		13	12,717
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/24(a)		194	229,399

abfunds.com	AB UNCONSTRAINED BOND FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CURO Financial Technologies Corp. 12.00%, 3/01/22(a)	U.S.$	94	$103,843
Dell International LLC/EMC Corp. 5.875%, 6/15/21(a)		62	63,697
7.125%, 6/15/24(a)		234	249,306
EIG Investors Corp. 10.875%, 2/01/24		9	9,746
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/23(a)		14	14,057
First Data Corp. 5.00%, 1/15/24(a)		96	96,709
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 SARL/Greeneden US Ho 10.00%, 11/30/24(a)		18	19,994
Harland Clarke Holdings Corp. 9.25%, 3/01/21(a)		45	46,418
Infor US, Inc. 6.50%, 5/15/22		470	477,236
Ingram Micro, Inc. 5.45%, 12/15/24		21	20,397
IQVIA, Inc. 3.25%, 3/15/25(a)	EUR	213	261,199
NXP BV/NXP Funding LLC 4.125%, 6/01/21(a)	U.S.$	200	200,764
Rackspace Hosting, Inc. 8.625%, 11/15/24(a)		32	32,460
Riverbed Technology, Inc. 8.875%, 3/01/23(a)		14	13,014
Solera LLC/Solera Finance, Inc. 10.50%, 3/01/24(a)		243	270,474
West Corp. 8.50%, 10/15/25(a)		37	35,797
Western Digital Corp. 4.75%, 2/15/26		167	164,750

			3,038,767

Transportation - Services – 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.50%, 4/01/23		192	190,138
CEVA Group PLC 9.00%, 9/01/21(a)		217	219,844
Herc Rentals, Inc. 7.50%, 6/01/22(a)		72	76,624
7.75%, 6/01/24(a)		134	144,262

30 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hertz Corp. (The) 5.50%, 10/15/24(a)	U.S.$	64	$53,699
5.875%, 10/15/20		24	23,760
7.375%, 1/15/21		271	268,730
Loxam SAS 4.25%, 4/15/24(a)	EUR	100	127,957
Park Aerospace Holdings Ltd. 4.50%, 3/15/23(a)	U.S.$	36	34,472
5.25%, 8/15/22(a)		75	74,756
Rent-A-Center, Inc./TX 4.75%, 5/01/21		9	8,493
United Rentals North America, Inc. 5.50%, 5/15/27		184	182,650

			1,405,385

			49,055,908

Financial Institutions – 3.7%
Banking – 2.5%
Allied Irish Banks PLC Series E 7.375%, 12/03/20(a)(k)	EUR	200	271,106
Ally Financial, Inc. 8.00%, 11/01/31	U.S.$	270	328,438
Banco Bilbao Vizcaya Argentaria SA 5.875%, 5/24/22(a)(k)	EUR	200	263,833
Banco Santander SA 6.75%, 4/25/22(a)(k)		200	273,859
Bank of America Corp. Series DD 6.30%, 3/10/26(k)	U.S.$	186	197,512
Series FF 5.875%, 3/15/28(k)		7	6,986
Series Z 6.50%, 4/23/67		1	1,060
Barclays PLC 8.00%, 12/15/20(k)	EUR	200	277,627
CIT Group, Inc. 5.25%, 3/07/25	U.S.$	74	75,573
6.125%, 3/09/28		39	40,413
Credit Agricole SA 6.50%, 6/23/21(a)(k)	EUR	156	212,169
Credit Suisse Group AG 6.25%, 12/18/24(a)(k)	U.S.$	208	213,246
Goldman Sachs Group, Inc. (The) Series P 5.00%, 11/10/22(k)		97	93,063

abfunds.com	AB UNCONSTRAINED BOND FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA 7.75%, 1/11/27(a)(k)	EUR	200	$296,202
National Westminster Bank PLC 1.822% (EURIBOR 3 Month + 2.15%), 7/05/18(k)(l)		200	240,080
Royal Bank of Scotland Group PLC 2.001% (EURIBOR 3 Month + 2.33%), 6/30/18(a)(k)(l)		50	59,947
Series U 4.622% (LIBOR 3 Month + 2.32%), 9/30/27(k)(l)	U.S.$	3,400	3,427,163
Societe Generale SA 6.75%, 4/07/21(a)(k)	EUR	100	134,202
7.875%, 12/18/23(a)(k)	U.S.$	200	217,000
Standard Chartered PLC 3.869% (LIBOR 3 Month + 1.51%), 1/30/27(a)(k)(l)		600	566,009
7.50%, 4/02/22(a)(k)		335	354,279
SunTrust Banks, Inc. Series H 5.125%, 12/15/27(k)		60	57,511
UBS Group AG 7.00%, 2/19/25(a)(k)		200	214,011
UniCredit SpA 6.75%, 9/10/21(a)(k)	EUR	200	260,837

			8,082,126

Brokerage – 0.1%
Lehman Brothers Holdings, Inc. 0.00%, 5/25/10(b)(e)(m)	U.S.$	435	14,355
0.00%, 1/12/12(b)(e)(m)		440	14,520
LPL Holdings, Inc. 5.75%, 9/15/25(a)		150	145,368

			174,243

Finance – 0.7%
ASP AMC Merger Sub, Inc. 8.00%, 5/15/25(a)		7	6,289
Compass Diversified Holdings/Compass Group Diversified Holdings LLC 8.00%, 5/01/26(a)		142	140,929
Enova International, Inc. 8.50%, 9/01/24(a)		50	53,117
9.75%, 6/01/21		105	110,619
goeasy Ltd. 7.875%, 11/01/22(a)		28	29,772
Lincoln Finance Ltd. 7.375%, 4/15/21(a)		200	206,809

32 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Navient Corp. 5.875%, 3/25/21	U.S.$	660	$675,351
6.50%, 6/15/22		60	61,662
6.625%, 7/26/21		752	780,884
SLM Corp. 5.125%, 4/05/22		31	31,013
Springleaf Finance Corp. 6.875%, 3/15/25		146	147,405

			2,243,850

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/25(a)		24	22,658
AssuredPartners, Inc. 7.00%, 8/15/25(a)		13	12,777
Genworth Holdings, Inc. 7.20%, 2/15/21		66	62,046
Liberty Mutual Group, Inc. 7.80%, 3/15/37(a)		156	188,996
Polaris Intermediate Corp. 8.50%, 12/01/22(a)(i)		366	371,212
USIS Merger Sub, Inc. 6.875%, 5/01/25(a)		16	16,062
WellCare Health Plans, Inc. 5.25%, 4/01/25		61	61,419

			735,170

Other Finance – 0.1%
Intrum Justitia AB 2.75%, 7/15/22(a)	EUR	200	239,447
NVA Holdings, Inc./United States 6.875%, 4/01/26(a)	U.S.$	37	37,260
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22(a)		12	12,295
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/01/25(a)		34	33,761
Travelport Corporate Finance PLC 6.00%, 3/15/26(a)		77	78,721

			401,484

REITS – 0.1%
Iron Mountain, Inc. 5.25%, 3/15/28(a)		170	159,950
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/27		14	13,267
5.25%, 8/01/26		86	83,428

abfunds.com	AB UNCONSTRAINED BOND FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 5/01/24	U.S.$	63	$63,850
SBA Communications Corp. 4.00%, 10/01/22(a)		41	39,067

			359,562

			11,996,435

Utility – 0.5%
Electric – 0.4%
Calpine Corp. 5.25%, 6/01/26(a)		34	32,571
5.375%, 1/15/23		86	82,580
5.75%, 1/15/25		280	256,861
5.875%, 1/15/24(a)		6	6,043
ContourGlobal Power Holdings SA 5.125%, 6/15/21(a)	EUR	164	203,891
NRG Energy, Inc. 5.75%, 1/15/28(a)	U.S.$	87	86,172
Talen Energy Supply LLC 4.60%, 12/15/21		24	20,407
6.50%, 6/01/25		152	110,936
10.50%, 1/15/26(a)		83	72,512
Vistra Energy Corp. 7.375%, 11/01/22		236	248,641
7.625%, 11/01/24		64	68,758

			1,189,372

Natural Gas – 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		215	214,898

			1,404,270

Total Corporates – Non-Investment Grade (cost $62,206,653)			62,456,613

GOVERNMENTS – TREASURIES – 12.0%
Canada – 1.4%
Canadian Government Bond 1.00%, 6/01/27	CAD	6,454	4,498,292

France – 0.2%
French Republic Government Bond OAT 0.75%, 5/25/28(a)	EUR	576	693,062

Malaysia – 0.7%
Malaysia Government Bond Series 0902 4.378%, 11/29/19	MYR	951	245,052
Series 3/04 5.734%, 7/30/19		1,300	339,863

34 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 511 3.58%, 9/28/18	MYR	6,710	$1,711,152

			2,296,067

United States – 9.6%
U.S. Treasury Bonds 2.50%, 5/15/46	U.S.$	405	359,691
3.75%, 11/15/43		2,372	2,650,933
U.S. Treasury Notes 1.375%, 2/15/20		2,425	2,378,773
1.50%, 12/31/18(n)		5,743	5,718,971
1.625%, 5/15/26(n)		12,185	11,054,080
2.25%, 2/15/27(n)		9,260	8,769,130

			30,931,578

Uruguay – 0.1%
Uruguay Government International Bond 8.50%, 3/15/28(a)	UYU	8,615	287,066

Total Governments – Treasuries (cost $39,796,090)			38,706,065

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.9%
Risk Share Floating Rate – 5.5%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.397% (LIBOR 1 Month + 6.50%), 4/25/26(j)(l)	U.S.$	1,305	1,327,722
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 5.897% (LIBOR 1 Month + 4.00%), 8/25/24(l)		3,268	3,580,581
Series 2015-DNA1, Class B 11.097% (LIBOR 1 Month + 9.20%), 10/25/27(l)		498	672,622
Series 2015-HQ1, Class B 12.647% (LIBOR 1 Month + 10.75%), 3/25/25(l)		1,154	1,579,890
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 2M2 6.897% (LIBOR 1 Month + 5.00%), 11/25/24(l)		1,074	1,206,314
Series 2015-C01, Class 1M2 6.197% (LIBOR 1 Month + 4.30%), 2/25/25(l)		606	670,027
Series 2015-C02, Class 1M2 5.897% (LIBOR 1 Month + 4.00%), 5/25/25(l)		724	794,805

abfunds.com	AB UNCONSTRAINED BOND FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-C03, Class 1M2 6.897% (LIBOR 1 Month + 5.00%), 7/25/25(l)	U.S.$	557	$635,460
Series 2015-C03, Class 2M2 6.897% (LIBOR 1 Month + 5.00%), 7/25/25(l)		3,417	3,807,701
Series 2015-C04, Class 1M2 7.597% (LIBOR 1 Month + 5.70%), 4/25/28(l)		907	1,055,420
Series 2015-C04, Class 2M2 7.447% (LIBOR 1 Month + 5.55%), 4/25/28(l)		1,332	1,504,945
Series 2016-C02, Class 1M2 7.897% (LIBOR 1 Month + 6.00%), 9/25/28(l)		749	896,489

			17,731,976

Non-Agency Fixed Rate – 2.7%
Alternative Loan Trust Series 2005-86CB, Class A8 5.50%, 2/25/36		481	436,064
Series 2006-16CB, Class A6 6.00%, 6/25/36		1,612	1,350,618
Series 2006-24CB, Class A1 6.00%, 6/25/36		761	671,084
Series 2006-32CB, Class A5 6.00%, 11/25/36		1,144	1,001,785
Series 2006-J1, Class 1A11 5.50%, 2/25/36		478	435,029
BCAP LLC Trust Series 2009-RR10, Class 10A2 6.00%, 1/26/38(a)		2,388	1,898,806
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-9, Class A2 6.00%, 5/25/36		624	526,611
GSR Mortgage Loan Trust Series 2006-9F, Class 4A1 6.50%, 10/25/36		485	412,443
JP Morgan Mortgage Trust Series 2007-S3, Class 1A45 6.00%, 8/25/37		1,345	1,164,734
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A5S 6.00%, 2/25/47		780	535,313
Residential Accredit Loans, Inc. Trust Series 2005-QA10, Class A31 4.385%, 9/25/35		295	262,394

			8,694,881

36 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.5%
Federal National Mortgage Association REMICs Series 2016-26, Class IO 5.00%, 5/25/46(o)	U.S.$	2,643	$546,720
Series 2016-33, Class NI 5.00%, 7/25/34(o)		5,257	1,093,670

			1,640,390

Non-Agency Floating Rate – 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 2.087% (LIBOR 1 Month + 0.19%), 12/25/36(l)		531	323,512
GreenPoint Mortgage Funding Trust Series 2006-AR2, Class 4A1 3.378% (12MTA + 2.00%), 3/25/36(l)		213	199,175

			522,687

Total Collateralized Mortgage Obligations (cost $27,395,332)			28,589,934

CORPORATES – INVESTMENT GRADE – 7.1%
Financial Institutions – 4.2%
Banking – 3.5%
American Express Credit Corp. 2.375%, 5/26/20		1,500	1,480,517
BNP Paribas SA 6.125%, 6/17/22(a)(k)	EUR	200	274,702
Credit Agricole SA/London 2.75%, 6/10/20(a)	U.S.$	1,000	990,589
Danske Bank A/S Series E 5.875%, 4/06/22(a)(k)	EUR	200	270,021
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/21	U.S.$	693	667,321
HSBC Bank USA NA 4.875%, 8/24/20		1,500	1,549,783
HSBC Holdings PLC 6.00%, 9/29/23(a)(k)	EUR	200	279,381
Macquarie Group Ltd. 7.625%, 8/13/19(a)	U.S.$	115	121,204
Morgan Stanley Series G 5.50%, 7/24/20		175	183,814
MUFG Bank Ltd. 2.30%, 3/05/20(a)		1,000	983,946

abfunds.com	AB UNCONSTRAINED BOND FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

National Australia Bank Ltd./New York Series G 2.625%, 1/14/21	U.S.$	1,750	$1,723,447
Nordea Bank AB 2.50%, 9/17/20(a)		1,000	985,489
Royal Bank of Canada Series G 2.50%, 1/19/21		1,500	1,473,344
Sumitomo Mitsui Banking Corp. 1.966%, 1/11/19		358	355,485

			11,339,043

Insurance – 0.5%
ACE Capital Trust II 9.70%, 4/01/30		20	28,824
Aetna, Inc. 6.75%, 12/15/37		257	331,152
Allianz SE 3.099%, 7/06/47(a)	EUR	100	128,055
Allied World Assurance Co. Holdings Ltd. 5.50%, 11/15/20	U.S.$	180	190,518
American International Group, Inc. Series A-9 5.75%, 4/01/48		115	115,594
Berkshire Hathaway, Inc. 0.625%, 1/17/23	EUR	138	167,847
Cigna Corp. 5.125%, 6/15/20	U.S.$	90	93,459
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		165	260,069
SCOR SE 3.00%, 6/08/46(a)	EUR	100	127,703

			1,443,221

REITS – 0.2%
American Tower Corp. 5.05%, 9/01/20	U.S.$	140	145,287
Growthpoint Properties International Pty Ltd. 5.872%, 5/02/23(a)		270	275,596
Sabra Health Care LP/Sabra Capital Corp. 5.50%, 2/01/21		90	91,938
Weyerhaeuser Co. 7.375%, 3/15/32		204	264,872

			777,693

			13,559,957

38 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 2.6%
Basic – 0.5%
Equate Petrochemical BV 3.00%, 3/03/22(a)	U.S.$	653	$622,799
Glencore Finance Canada Ltd. 4.95%, 11/15/21(a)		1,000	1,036,911
Southern Copper Corp. 3.875%, 4/23/25		94	93,671

			1,753,381

Capital Goods – 0.2%
CNH Industrial Capital LLC 4.875%, 4/01/21		211	218,429
Embraer Netherlands Finance BV 5.40%, 2/01/27		99	104,692
Republic Services, Inc. 5.25%, 11/15/21		200	212,145

			535,266

Communications - Telecommunications – 0.1%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 3/20/25(a)		330	332,769

Consumer Cyclical - Automotive – 0.3%
Daimler Finance North America LLC 2.45%, 5/18/20(a)		1,000	985,353

Consumer Non-Cyclical – 0.9%
Altria Group, Inc. 9.25%, 8/06/19		34	36,652
CVS Health Corp. 4.10%, 3/25/25		50	49,823
4.30%, 3/25/28		150	148,365
Gilead Sciences, Inc. 2.55%, 9/01/20		1,500	1,488,148
Reynolds American, Inc. 6.875%, 5/01/20		1,000	1,068,686

			2,791,674

Energy – 0.4%
Continental Resources, Inc./OK 5.00%, 9/15/22		85	86,405
EQT Corp. 8.125%, 6/01/19		35	36,821
Husky Energy, Inc. 7.25%, 12/15/19		84	89,210
Kinder Morgan, Inc./DE Series G 7.75%, 1/15/32		76	94,698

abfunds.com	AB UNCONSTRAINED BOND FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Marathon Oil Corp. 6.80%, 3/15/32	U.S.$	77	$90,946
Noble Energy, Inc. 4.15%, 12/15/21		1,000	1,015,818

			1,413,898

Technology – 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/20		28	29,042
Dell International LLC/EMC Corp. 6.02%, 6/15/26(a)		203	215,747
8.35%, 7/15/46(a)		47	57,632
Motorola Solutions, Inc. 7.50%, 5/15/25		181	213,084
Seagate HDD Cayman 4.75%, 1/01/25		99	96,040

			611,545

			8,423,886

Utility – 0.3%
Electric – 0.1%
Exelon Corp. 5.15%, 12/01/20		180	186,717
TECO Finance, Inc. 5.15%, 3/15/20		55	56,798

			243,515

Natural Gas – 0.2%
GNL Quintero SA 4.634%, 7/31/29(a)		836	831,569

			1,075,084

Total Corporates – Investment Grade (cost $22,752,235)			23,058,927

INFLATION-LINKED SECURITIES – 5.5%
United States – 5.5%
U.S. Treasury Inflation Index 0.375%, 1/15/27 (TIPS) (cost $17,955,116)		18,239	17,676,365

AGENCIES – 2.1%
Agency Debentures – 2.1%
Federal National Mortgage Association 1.875%, 9/24/26 (cost $7,553,985)		7,595	6,895,820

40 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – CORPORATE BONDS – 1.2%
Industrial – 1.2%
Basic – 0.1%
Consolidated Energy Finance SA 6.875%, 6/15/25(a)	U.S.$	150	$155,917
First Quantum Minerals Ltd. 7.25%, 4/01/23(a)		200	199,140

			355,057

Communications - Telecommunications – 0.1%
Digicel Group Ltd. 8.25%, 9/30/20(a)		335	298,988

Consumer Non-Cyclical – 0.3%
BRF GmbH 4.35%, 9/29/26(a)		430	380,582
BRF SA 3.95%, 5/22/23(a)		250	226,250
Minerva Luxembourg SA 6.50%, 9/20/26(a)		200	190,000
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23		43	35,964
3.15%, 10/01/26		112	89,320
Virgolino de Oliveira Finance SA 10.50%, 1/28/18(b)(e)(j)(m)		804	50,900

			973,016

Energy – 0.7%
Petrobras Global Finance BV 5.999%, 1/27/28(a)		1,126	1,098,799
7.375%, 1/17/27		1,130	1,217,742

			2,316,541

Total Emerging Markets – Corporate Bonds (cost $4,275,358)			3,943,602

GOVERNMENTS – SOVEREIGN BONDS – 0.9%
Hungary – 0.1%
Hungary Government International Bond 6.375%, 3/29/21		510	548,888

Mexico – 0.4%
Mexico Government International Bond 4.15%, 3/28/27		1,245	1,225,080

abfunds.com	AB UNCONSTRAINED BOND FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Qatar – 0.4%
Qatar Government International Bond 3.875%, 4/23/23(a)	U.S.$	1,117	$1,113,013
5.25%, 1/20/20(a)		100	103,000

			1,216,013

Total Governments – Sovereign Bonds (cost $2,975,549)			2,989,981

EMERGING MARKETS – TREASURIES – 0.8%
Argentina – 0.3%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	10,059	455,271
16.00%, 10/17/23		10,316	461,293

			916,564

Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	3,105	928,923

Dominican Republic – 0.2%
Dominican Republic International Bond 15.95%, 6/04/21(j)	DOP	27,000	650,701

Total Emerging Markets – Treasuries (cost $3,099,212)			2,496,188

GOVERNMENTS – SOVEREIGN AGENCIES – 0.7%
Canada – 0.7%
Canada Housing Trust No. 1 1.25%, 6/15/21(a) (cost $2,384,669)	CAD	3,130	2,369,112

ASSET-BACKED SECURITIES – 0.7%
Other ABS - Fixed Rate – 0.5%
DB Master Finance LLC Series 2017-1A, Class A2I 3.629%, 11/20/47(a)(b)	U.S.$	72	70,487
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27(a)(b)		15	1,500,021
Wendy’s Funding LLC Series 2018-1A, Class A2I 3.573%, 3/15/48(a)(b)		84	81,616

			1,652,124

42 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Autos - Fixed Rate – 0.2%
DT Auto Owner Trust Series 2018-1A, Class A 2.59%, 5/17/21(a)	U.S.$	166	$165,816
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/23(a)		350	376,685

			542,501

Total Asset-Backed Securities (cost $2,184,656)			2,194,625

EMERGING MARKETS – SOVEREIGNS – 0.6%
Argentina – 0.2%
Argentine Republic Government International Bond 6.875%, 1/26/27		945	937,440

Costa Rica – 0.1%
Costa Rica Government International Bond 4.37%, 5/22/19(a)		233	232,895

Ecuador – 0.1%
Ecuador Government International Bond 9.65%, 12/13/26(a)		275	270,187

Gabon – 0.1%
Gabon Government International Bond 6.95%, 6/16/25(a)		360	357,750

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.125%, 6/15/25(a)	EUR	144	183,459

Total Emerging Markets – Sovereigns (cost $1,929,800)			1,981,731

		Shares
COMMON STOCKS – 0.5%
Energy – 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Carrizo Oil & Gas, Inc.(e)		2,782	55,835
Denbury Resources, Inc.(e)		8,888	29,241
Golden Energy Offshore Services AS(d)(e)(f)		757,891	510,154
Oasis Petroleum, Inc.(e)		5,854	64,570
Paragon Offshore Ltd. – Class A(b)(e)(f)		3,303	3,468
Paragon Offshore Ltd. – Class B(b)(e)(f)		4,955	145,553
Peabody Energy Corp.(e)		2,515	92,678
SandRidge Energy, Inc.(e)		3,719	54,074

abfunds.com	AB UNCONSTRAINED BOND FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

Company		Shares	U.S. $ Value

Whiting Petroleum Corp.(e)		1,500	$61,230

			1,016,803

Consumer Discretionary – 0.1%
Auto Components – 0.0%
Exide Technologies(b)(c)(d)(e)		2,970	6,504

Diversified Consumer Services – 0.0%
Laureate Education, Inc. – Class A(e)		5,505	77,731

Hotels, Restaurants & Leisure – 0.1%
eDreams ODIGEO SA(e)		23,841	108,987

Media – 0.0%
Gray Television, Inc.(e)		3,341	37,753
Nexstar Media Group, Inc. – Class A		1,019	63,433

			101,186

			294,408

Information Technology – 0.1%
Internet Software & Services – 0.1%
Avaya Holdings Corp.(e)		5,982	136,928

Health Care – 0.0%
Pharmaceuticals – 0.0%
Endo International PLC(e)		4,607	26,398
Horizon Pharma PLC(e)		1,344	17,795

			44,193

Materials – 0.0%
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc.(e)		48	475

Total Common Stocks (cost $1,899,480)			1,492,807

		Principal Amount (000)
BANK LOANS – 0.4%
Industrial – 0.4%
Energy – 0.4%
California Resources Corporation 12.27% (LIBOR 1 Month + 10.38%), 12/31/21(b)(p)	U.S.$	962	1,080,072

Other Industrial – 0.0%
American Tire Distributors, Inc. 9/01/21(q)		94	81,932

Total Bank Loans (cost $1,039,108)			1,162,004

44 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Fixed Rate CMBS – 0.1%
DBUBS Mortgage Trust Series 2011-LC2A, Class E 5.719%, 7/10/44(a)(b)	U.S.$	600	$552,034

Non-Agency Floating Rate CMBS – 0.1%
CLNS Trust Series 2017-IKPR, Class F 6.397% (LIBOR 1 Month + 4.50%), 6/11/32(a)(b)(l)		203	205,028

Total Commercial Mortgage-Backed Securities (cost $747,102)			757,062

LOCAL GOVERNMENTS – REGIONAL BONDS – 0.1%
Argentina – 0.1%
Provincia de Buenos Aires/Argentina 9.125%, 3/16/24(a) (cost $310,870)		388	428,740

WHOLE LOAN TRUSTS – 0.1%
Performing Asset – 0.1%
Recife Funding Zero Coupon, 11/05/29(b)(d)(f) (cost $529,912)		530	350,265

		Shares
PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
Vistra Energy Corp. 7.00%(e) (cost $89,951)		1,400	131,040

		Principal Amount (000)
LOCAL GOVERNMENTS – US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Alameda Corridor Transportation Authority
Series 1999C 6.60%, 10/01/29 (cost $110,916)	U.S.$	100	119,105

abfunds.com	AB UNCONSTRAINED BOND FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Notional Amount	U.S. $ Value

OPTIONS PURCHASED – PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: May 2018; Contracts: 12,925,000; Exercise Rate: 1.55%; Counterparty: UBS AG(e)	EUR	12,925,000	$79,364

Options on Forward Contracts – 0.0%
SEK/EUR Expiration: Jun 2018; Contracts: 37,063,750; Exercise Price: SEK 9.95; Counterparty: Goldman Sachs Bank USA(e)	SEK	37,063,750	1,164
MXN/USD Expiration: Jul 2018; Contracts: 13,455,750; Exercise Price: MXN 17.94; Counterparty: Royal Bank of Scotland Group PLC(e)	MXN	13,455,750	5,811
MXN/USD Expiration: Aug 2018; Contracts: 28,000,000; Exercise Price: MXN 17.50; Counterparty: Credit Suisse International(e)	MXN	28,000,000	5,887

			12,862

Total Options Purchased – Puts (premiums paid $203,698)			92,226

		Shares
WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/22(b)(e)		4,331	19,490
SandRidge Energy, Inc., B-CW22, expiring 10/03/22(e)		544	120
SandRidge Energy, Inc., A-CW22, expiring 10/03/22(e)		1,292	426

Total Warrants (cost $692)			20,036

		Notional Amount
OPTIONS PURCHASED – CALLS – 0.0%
Options on Forward Contracts – 0.0%
MXN/USD Expiration: Jul 2018; Contracts: 15,000,000; Exercise Price: MXN 20.00; Counterparty: JPMorgan Chase Bank, NA(e) (premiums paid $8,062)	MXN	15,000,000	9,209

46 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

SHORT-TERM INVESTMENTS – 39.3%
Commercial Paper – 18.2%
American Honda Finance Corp. Zero Coupon, 7/25/18	U.S.$	5,000	$4,975,693
Canadian Imperial Bank of Commerce Series CP Zero Coupon, 6/04/18(a)		3,000	2,995,115
Coca-cola Co. (The) Series CP Zero Coupon, 7/17/18(a)		5,000	4,978,268
Commonwealth Bank of Australia Zero Coupon, 6/18/18(a)		3,000	2,991,972
General Electric Co. Zero Coupon, 9/04/18-9/17/18		10,000	9,911,772
Intel Corp. Zero Coupon, 6/29/18(a)		5,000	4,984,000
Mitsubishi UFJ Trust & Banking Corp./NY Zero Coupon, 7/09/18		5,000	4,979,418
Zero Coupon, 10/17/18(a)		10,000	9,885,392
Societe Generale Zero Coupon 7/10/18-7/31/18		8,000	7,957,618
Sumitomo Mitsui Banking Group Zero Coupon, 6/14/18(a)		5,000	4,987,844

Total Commercial Paper (cost $58,645,692)			58,647,092

Agency Discount Note – 5.9%
Federal Home Loan Bank Discount Notes Zero Coupon, 7/13/18 (cost $18,932,769)		19,000	18,930,060

Governments – Treasuries – 4.8%
Japan – 4.8%
Japan Treasury Discount Bill Series 731 Zero Coupon, 7/10/18 (cost $15,250,164)	JPY	1,684,850	15,408,764

U.S. Treasury Bills – 4.0%
U.S. Treasury Bill Zero Coupon, 7/19/18 (cost $12,949,477)	U.S.$	13,000	12,950,076

Certificates of Deposit – 3.4%
Bank of Montreal/Chicago IL 2.09% (LIBOR 3 Month + 17.00%), 5/23/18(l)		3,000	3,000,513

abfunds.com	AB UNCONSTRAINED BOND FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Bank of Nova Scotia/Houston Series YCD 1.66%, 9/21/18	U.S.$	3,000		$2,991,897
Mizuho Bank Ltd./NY Series YCD 2.34%, 7/06/18		5,000		5,002,585

Total Certificates of Deposit (cost $10,992,174)				10,994,995

		Shares
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 1.51%(r)(s)(t) (cost $6,244,399)		6,244,399		6,244,399

		Principal Amount (000)
Emerging Markets – Sovereigns – 0.8%
Egypt – 0.8%
Citigroup Global Markets Holdings, Inc./United States Series GSNP Zero Coupon, 10/04/18	EGP	41,789		2,205,980
HSBC Bank PLC Zero Coupon, 8/02/18(a)		8,525		462,916

Total Emerging Markets – Sovereigns (cost $2,678,431)				2,668,896

Time Deposits – 0.3%
BBH, Grand Cayman 0.23%, 5/01/18	GBP	0	**	1
0.25%, 5/02/18	NOK	0	**	6
0.55%, 5/01/18	CAD	0	**	16
0.71%, 5/01/18	AUD	0	**	1
0.95%, 5/01/18	NZD	0	**	1
5.35%, 5/02/18	ZAR	0	**	0	^
Standard Charter Bank, London 1.05%, 5/01/18	U.S.$	838		837,648
Sumitomo, Tokyo (0.58)%, 5/02/18	EUR	54		65,499

Total Time Deposits (cost $904,344)				903,172

Total Short-Term Investments (cost $126,597,450)				126,747,454

48 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

U.S. $ Value

Total Investments – 100.5% (cost $326,045,896)	$324,668,911
Other assets less liabilities – (0.5)%	(1,771,630)

Net Assets – 100.0%	$322,897,281

FUTURES (see Note D)

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at April 30, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	144	June 2018	AUD	144	$12,044,395	$12,024,031	$(20,364)
Euro STOXX 50 Index Futures	361	June 2018	EUR	4	14,614,749	15,101,353	486,604
STOXX 600 Bank Futures	554	June 2018	EUR	28	5,917,397	5,858,570	(58,827)
U.S. T-Note 2 Yr (CBT) Futures	396	June 2018	USD	792	84,211,828	83,970,563	(241,265)
U.S. T-Note 10 Yr (CBT) Futures	9	June 2018	USD	9	1,081,547	1,076,625	(4,922)
U.S. Ultra Bond (CBT) Futures	28	June 2018	USD	28	4,461,813	4,399,500	(62,313)

Sold Contracts
10 Yr Australian Bond Futures	65	June 2018	AUD	65	6,232,883	6,258,490	(25,607)
Cboe Volatility Index Futures	4	May 2018	USD	4	66,420	66,500	(80)
Euro-BOBL Futures	11	June 2018	EUR	11	1,728,329	1,740,152	(11,823)
Euro-Bono Futures	73	June 2018	EUR	73	12,605,255	12,903,218	(297,963)
Euro-Bund Futures	94	June 2018	EUR	94	17,803,562	18,019,276	(215,714)
S&P 500 E-Mini Futures	91	June 2018	USD	5	12,276,998	12,043,850	233,148
U.S. 10 Yr Ultra Futures	514	June 2018	USD	514	65,788,594	65,735,781	52,813
U.S. Long Bond (CBT) Futures	6	June 2018	USD	6	856,188	863,063	(6,875)
U.S. T-Note 5 Yr (CBT) Futures	641	June 2018	USD	641	72,987,266	72,758,508	228,758

							$55,570

abfunds.com	AB UNCONSTRAINED BOND FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note D)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	NZD	2,239	USD	1,628	5/18/18	$52,631
Australia and New Zealand Banking Group Ltd.	USD	1,776	AUD	2,303	5/18/18	(41,942)
Australia and New Zealand Banking Group Ltd.	USD	5,921	EUR	4,802	5/18/18	(114,899)
Australia and New Zealand Banking Group Ltd.	USD	2,790	JPY	304,064	5/18/18	(6,037)
Australia and New Zealand Banking Group Ltd.	USD	1,873	NZD	2,590	6/07/18	(50,211)
Australia and New Zealand Banking Group Ltd.	NZD	1,897	USD	1,396	6/08/18	61,554
Australia and New Zealand Banking Group Ltd.	TWD	47,794	USD	1,618	6/08/18	(60)
Australia and New Zealand Banking Group Ltd.	USD	1,494	INR	97,976	6/08/18	(26,691)
Bank of America, NA	AUD	252	JPY	21,189	5/16/18	4,402
Bank of America, NA	USD	1,804	RUB	104,014	5/18/18	(155,572)
Bank of America, NA	EUR	1,074	USD	1,324	6/08/18	23,213
Bank of America, NA	RUB	109,975	USD	1,764	6/08/18	25,674
Bank of America, NA	USD	3,899	BRL	13,302	6/08/18	(116,111)
Bank of America, NA	CAD	814	USD	645	6/12/18	10,019
Bank of America, NA	BRL	1,120	USD	322	6/14/18	3,408
Bank of America, NA	JPY	1,679,594	USD	15,318	7/10/18	(121,155)
Bank of America, NA	MXN	17,175	USD	861	7/23/18	(45,251)
Barclays Bank PLC	NOK	1,215	EUR	125	5/07/18	27
Barclays Bank PLC	GBP	4,236	USD	6,010	5/18/18	174,262
Barclays Bank PLC	JPY	557,408	USD	5,286	5/18/18	181,876
Barclays Bank PLC	USD	556	TRY	2,292	5/18/18	5,103
Barclays Bank PLC	USD	2,819	TRY	11,399	5/18/18	(27,986)
Barclays Bank PLC	AUD	464	NZD	497	6/08/18	515
Barclays Bank PLC	CAD	3,863	USD	3,072	6/08/18	61,431
Barclays Bank PLC	NOK	9,455	USD	1,220	6/08/18	39,567
Barclays Bank PLC	USD	1,592	RUB	97,634	6/08/18	(48,711)
BNP Paribas SA	USD	2,377	MXN	44,078	5/18/18	(26,471)
BNP Paribas SA	USD	2,282	ARS	47,862	6/26/18	(55,010)
Brown Brothers Harriman & Co.	PLN	2,186	USD	649	5/16/18	26,121
Brown Brothers Harriman & Co.	EUR	6,338	USD	7,917	5/18/18	253,588
Brown Brothers Harriman & Co.	JPY	2,173	USD	20	5/18/18	38
Brown Brothers Harriman & Co.	USD	5,680	JPY	595,442	5/18/18	(227,525)
Brown Brothers Harriman & Co.	CAD	1,018	NOK	6,293	5/22/18	(8,448)
Brown Brothers Harriman & Co.	JPY	35,058	USD	326	5/24/18	5,109
Brown Brothers Harriman & Co.	EUR	301	USD	372	5/30/18	7,158
Brown Brothers Harriman & Co.	USD	130	EUR	105	5/30/18	(2,569)
Brown Brothers Harriman & Co.	AUD	450	USD	346	6/07/18	7,221
Brown Brothers Harriman & Co.	JPY	36,741	NZD	473	6/07/18	(4,443)
Brown Brothers Harriman & Co.	AUD	6,276	USD	4,886	6/08/18	161,177
Brown Brothers Harriman & Co.	EUR	3,574	USD	4,420	6/08/18	92,000
Brown Brothers Harriman & Co.	USD	1,178	GBP	825	6/08/18	(40,675)
Brown Brothers Harriman & Co.	USD	601	PLN	2,030	6/08/18	(22,136)

50 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	ZAR	16,407	USD	1,361	6/08/18	$52,037
Brown Brothers Harriman & Co.	USD	360	GBP	253	6/13/18	(10,651)
Brown Brothers Harriman & Co.	SEK	4,251	USD	490	6/14/18	2,833
Brown Brothers Harriman & Co.	TRY	1,069	USD	259	6/21/18	(318)
Citibank, NA	BRL	7,616	USD	2,186	6/08/18	20,020
Citibank, NA	USD	1,469	IDR	20,303,503	6/08/18	(16,650)
Citibank, NA	USD	3,747	KRW	3,992,847	6/08/18	(16,260)
Credit Suisse International	EUR	125	NOK	1,215	5/07/18	(27)
Credit Suisse International	AUD	434	CAD	427	5/09/18	5,828
Credit Suisse International	JPY	27,449	CAD	333	5/11/18	8,169
Credit Suisse International	JPY	21,189	AUD	252	5/16/18	(4,402)
Credit Suisse International	CAD	232	NOK	1,369	5/22/18	(10,008)
Credit Suisse International	NOK	12,656	CAD	2,051	5/22/18	19,129
Credit Suisse International	EUR	386	USD	474	5/24/18	6,651
Credit Suisse International	JPY	33,737	USD	315	5/24/18	5,751
Credit Suisse International	USD	789	CAD	1,007	5/24/18	(4,014)
Credit Suisse International	EUR	747	SEK	7,673	5/30/18	(25,703)
Credit Suisse International	EUR	253	CAD	405	5/31/18	9,498
Credit Suisse International	CHF	3,868	USD	4,047	6/08/18	130,355
Credit Suisse International	NZD	497	AUD	464	6/08/18	(536)
Credit Suisse International	EUR	218	TRY	1,055	6/12/18	(7,616)
Credit Suisse International	TRY	2,024	EUR	391	6/12/18	(17,536)
Credit Suisse International	EUR	250	CNH	1,967	6/22/18	7,443
Credit Suisse International	USD	153	ZAR	1,846	7/05/18	(6,636)
Credit Suisse International	USD	166	MXN	3,084	7/23/18	(2,848)
Credit Suisse International	USD	368	MXN	6,878	8/02/18	(5,083)
Credit Suisse International	MXN	13,214	USD	698	8/06/18	1,785
Credit Suisse International	USD	698	MXN	13,214	8/06/18	(1,785)
Credit Suisse International	CHF	326	SGD	465	8/27/18	19,509
Credit Suisse International	GBP	93	ZAR	1,661	10/17/18	1,066
Deutsche Bank AG	NOK	1,355	CAD	224	5/14/18	5,670
Deutsche Bank AG	SEK	5,667	USD	693	5/18/18	45,051
Deutsche Bank AG	ILS	15,812	USD	4,513	7/12/18	100,233
Goldman Sachs Bank USA	USD	2,978	ZAR	36,211	6/08/18	(88,226)
Goldman Sachs Bank USA	SEK	20,162	EUR	1,992	6/18/18	103,425
Goldman Sachs Bank USA	CHF	759	USD	793	6/19/18	23,500
HSBC Bank USA	ZAR	10,499	USD	896	5/18/18	55,749
HSBC Bank USA	JPY	1,062,000	USD	9,908	6/08/18	168,621
HSBC Bank USA	USD	3,130	CNH	19,714	6/08/18	(15,418)
JPMorgan Chase Bank, NA	CAD	427	AUD	434	5/09/18	(5,822)
JPMorgan Chase Bank, NA	CAD	333	JPY	27,449	5/11/18	(8,169)
JPMorgan Chase Bank, NA	CAD	224	NOK	1,355	5/14/18	(5,671)
JPMorgan Chase Bank, NA	USD	15,056	CAD	19,000	5/18/18	(253,425)
JPMorgan Chase Bank, NA	CAD	1,181	JPY	96,019	5/24/18	(40,630)
JPMorgan Chase Bank, NA	EUR	108	SEK	1,126	5/30/18	(2,207)
JPMorgan Chase Bank, NA	EUR	3,694	USD	4,586	5/30/18	115,223
JPMorgan Chase Bank, NA	USD	1,380	AUD	1,784	6/07/18	(37,170)
JPMorgan Chase Bank, NA	CHF	1,538	USD	1,605	6/08/18	47,375
JPMorgan Chase Bank, NA	USD	1,647	PLN	5,572	6/08/18	(59,262)
JPMorgan Chase Bank, NA	TRY	1,055	EUR	218	6/12/18	7,617
JPMorgan Chase Bank, NA	MXN	3,084	USD	166	7/23/18	2,848
JPMorgan Chase Bank, NA	USD	118	MXN	2,182	7/23/18	(2,821)

abfunds.com	AB UNCONSTRAINED BOND FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	119	MXN	2,198	8/02/18	$(2,769)
Morgan Stanley & Co., Inc.	CAD	405	EUR	253	5/31/18	(9,493)
Morgan Stanley & Co., Inc.	USD	3,914	GBP	2,726	6/08/18	(154,420)
Morgan Stanley & Co., Inc.	CNH	1,967	EUR	250	6/22/18	(7,444)
Morgan Stanley & Co., Inc.	ZAR	1,846	USD	153	7/05/18	6,636
Royal Bank of Scotland PLC	CAD	20,376	USD	15,863	5/18/18	(12,260)
Royal Bank of Scotland PLC	NOK	1,369	CAD	232	5/22/18	10,007
Royal Bank of Scotland PLC	USD	2,800	EUR	2,275	5/30/18	(47,618)
Royal Bank of Scotland PLC	USD	317	COP	854,806	6/12/18	(12,543)
Royal Bank of Scotland PLC	MXN	6,878	USD	368	8/02/18	5,083
Standard Chartered Bank	USD	1,222	BRL	4,133	5/18/18	(44,597)
Standard Chartered Bank	GBP	2,528	USD	3,595	6/08/18	108,993
Standard Chartered Bank	NZD	2,316	USD	1,649	6/08/18	19,956
UBS AG	SGD	465	CHF	326	8/27/18	(19,501)
UBS AG	ZAR	1,661	USD	93	10/17/18	(1,065)

						$209,648

PUT OPTIONS WRITTEN (see Note D)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares iBoxx Investment Grade	Morgan Stanley & Co., LLC	1,400	USD	115.00	May 2018	USD	140	$62,946	$(63,000)

INTEREST RATE SWAPTIONS WRITTEN (see Note D)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums Received	Market Value
Put
OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.76%	5/21/18	USD 177,250	$168,387	$(147,998)

CURRENCY OPTIONS WRITTEN (see Note D)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.500	06/2018	2,625,000	BRL	2,625	$4,810	$(15,039)
BRL vs. USD/ JPMorgan Chase Bank, NA	BRL	3.550	06/2018	2,662,500	BRL	2,663	4,328	(10,558)
CAD vs. AUD/ JPMorgan Chase Bank, NA	CAD	1.007	05/2018	1,837,410	CAD	1,837	7,539	(27)

52 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
CAD vs. EUR/ Morgan Stanley Capital Services LLC	CAD	1.639	05/2018	1,925,238	CAD	1,925	$7,386	$(219)
CHF vs. GBP/ Deutsche Bank AG	CHF	1.352	06/2018	743,600	CHF	744	4,234	(10,515)
CNH vs. EUR/ Morgan Stanley Capital Services LLC	CNH	8.050	06/2018	10,062,500	CNH	10,063	6,986	(938)
INR vs. USD/ JPMorgan Chase Bank, NA	INR	71.320	02/2019	53,490,000	INR	53,490	6,945	(8,425)
KRW vs. USD/ Bank of America, NA	KRW	1,098.000	07/2018	878,400,000	KRW	878,400	5,248	(4,693)
MXN vs. USD/ Credit Suisse International	MXN	21.500	07/2018	17,737,500	MXN	17,738	14,108	(2,442)
MXN vs. USD/ Royal Bank of Scotland Group PLC	MXN	20.000	07/2018	15,000,000	MXN	15,000	11,000	(9,209)
MXN vs. USD/ Credit Suisse International	MXN	22.000	08/2018	35,200,000	MXN	35,200	31,152	(3,746)
MXN vs. USD/ Goldman Sachs Bank USA	MXN	22.000	08/2018	18,260,000	MXN	18,260	15,050	(2,438)
MXN vs. USD/ Morgan Stanley Capital Services LLC	MXN	23.820	02/2019	17,865,000	MXN	17,865	9,992	(5,519)
NOK vs. CAD/ Deutsche Bank AG	NOK	6.176	05/2018	6,021,600	NOK	6,022	3,550	(9,955)
NOK vs. CAD/ Royal Bank of Scotland Group PLC	NOK	6.030	05/2018	6,030,000	NOK	6,030	3,895	(27,675)
NOK vs. EUR/ Barclays Bank PLC	NOK	9.919	05/2018	5,951,400	NOK	5,951	4,134	(218)
SEK vs. EUR/ Goldman Sachs Bank USA	SEK	10.350	06/2018	38,553,750	SEK	38,554	22,615	(105,178)
SGD vs. CHF/ UBS AG	SGD	1.480	08/2018	2,553,000	SGD	2,553	13,261	(2,210)
TRY vs. CHF/ UBS AG	TRY	5.900	02/2019	4,130,000	TRY	4,130	7,550	(4,428)

abfunds.com	AB UNCONSTRAINED BOND FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
TRY vs. EUR/ JPMorgan Chase Bank, NA	TRY	5.043	06/2018	6,101,425	TRY	6,101	$12,715	$(15,765)
TRY vs. USD/ Morgan Stanley Capital Services LLC	TRY	4.368	07/2018	3,603,600	TRY	3,604	21,863	(7,143)
ZAR vs. GBP/ UBS AG	ZAR	19.520	10/2018	11,224,000	ZAR	11,224	10,182	(8,471)
ZAR vs. USD/ Morgan Stanley Capital Services LLC	ZAR	12.636	07/2018	9,793,210	ZAR	9,793	8,929	(14,676)

Put
COP vs. USD/ Morgan Stanley Capital Services LLC	COP	2,768.000	06/2018	2,076,000,000	COP	2,076,000	6,839	(8,153)
JPY vs. AUD/ Bank of America, NA	JPY	79.500	05/2018	145,087,500	JPY	145,088	10,728	(480)
JPY vs. CAD/ JPMorgan Chase Bank, NA	JPY	80.000	05/2018	148,000,000	JPY	148,000	6,938	(271)
JPY vs. CAD/ Morgan Stanley Capital Services LLC	JPY	80.000	05/2018	308,000,000	JPY	308,000	14,935	(775)
NZD vs. AUD/ Barclays Bank PLC	NZD	1.049	06/2018	2,019,133	NZD	2,019	7,296	(1,792)

							$284,208	$(280,958)

54 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note D)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)%	Quarterly	3.17%	USD	945	$(74,111)	$(67,548)	$(6,563)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	737	(57,799)	(50,194)	(7,605)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	1,163	(91,207)	(80,508)	(10,699)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	756	(59,289)	(49,211)	(10,078)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	1,891	(148,300)	(128,042)	(20,258)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	1,891	(148,300)	(121,425)	(26,875)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.17	USD	1,891	(148,300)	(112,592)	(35,708)
CDX-NAIG Series 23, 5 Year Index, 12/20/19*	(1.00)	Quarterly	0.26	USD	37,500	(491,943)	(233,397)	(258,546)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.34	USD	25,820	(545,770)	(514,200)	(31,570)
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	(1.00)	Quarterly	0.34	USD	30,100	(636,239)	(257,853)	(378,386)

abfunds.com	AB UNCONSTRAINED BOND FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe Crossover Series 29, 5 Year Index, 6/20/23*	(5.00	) %	Quarterly	2.70%	EUR	13,600	$(1,840,604)	$(1,578,709)	$(261,895)
iTraxx Senior Financials Series 23, 5 Year Index, 6/20/20*	(1.00)		Quarterly	0.18	EUR	10,160	(230,714)	(78,022)	(152,692)

Sale Contracts
CDX-NAHY Series 20, 5 Year Index, 6/20/18*	5.00		Quarterly	2.12	USD	3,168	31,309	11,440	19,869
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00		Quarterly	3.17	USD	9,690	759,929	663,991	95,938
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00		Quarterly	3.39	USD	1,298	97,204	71,432	25,772
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00		Quarterly	3.39	USD	1,298	97,204	77,323	19,881
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00		Quarterly	3.39	USD	1,298	97,204	82,795	14,409
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00		Quarterly	3.39	USD	1,110	83,125	70,505	12,620

56 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00%	Quarterly	3.39%	USD	1,039	$77,808	$65,863	$11,945
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.39	USD	515	38,568	31,160	7,408
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.39	USD	779	58,338	50,648	7,690
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.39	USD	216	16,177	14,070	2,107
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.39	USD	244	18,273	15,993	2,280
CDX-NAHY Series 30, 5 Year Index, 6/20/23*	5.00	Quarterly	3.39	USD	519	38,867	35,174	3,693
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.34	USD	55,920	1,182,009	1,113,635	68,374

						$(1,876,561)	$(967,672)	$(908,889)

*	Termination date

abfunds.com	AB UNCONSTRAINED BOND FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)		Unrealized Appreciation/ (Depreciation)
USD	118,120	2/09/20	3 Month LIBOR	1.359%	Quarterly/ Semi-Annual	$(558,138)	$	– 0 –	$(558,138)
USD	49,030	2/09/23	2.670%	3 Month LIBOR	Semi-Annual/ Quarterly	435,617		– 0 –	435,617
USD	76,560	3/13/20	3 Month LIBOR	2.570%	Quarterly/ Semi-Annual	(155,227)		– 0 –	(155,227)
USD	395,850	3/20/20	3 Month LIBOR	2.590%	Quarterly/ Semi-Annual	(799,131)		– 0 –	(799,131)
USD	31,790	3/13/23	2.803%	3 Month LIBOR	Semi-Annual/ Quarterly	129,814		– 0 –	129,814
USD	164,170	3/20/23	2.783%	3 Month LIBOR	Semi-Annual/ Quarterly	886,856		– 0 –	886,856
USD	31,380	3/20/28	3 Month LIBOR	2.898%	Quarterly/ Semi-Annual	(259,221)		– 0 –	(259,221)
GBP	115,320	5/21/18	6 Month LIBOR	0.780%	Semi-Annual/ Semi-Annual	156,306		– 0 –	156,306
GBP	115,320	2/20/19	0.878%	6 Month LIBOR	Semi-Annual/ Semi-Annual	(146,450)		– 0 –	(146,450)
MXN	20,011	6/22/20	4 Week TIIE	6.770%	Monthly/ Monthly	(18,437)		– 0 –	(18,437)
USD	31,700	12/14/20	1.663%	3 Month LIBOR	Semi-Annual/ Quarterly	810,052		– 0 –	810,052
CAD	44,120	11/07/21	3 Month CDOR	1.050%	Semi-Annual/ Semi-Annual	(1,697,950)		– 0 –	(1,697,950)
CAD	59,390	11/14/21	3 Month CDOR	1.303%	Semi-Annual/ Semi-Annual	(1,839,683)		– 0 –	(1,839,683)
CAD	31,880	12/05/21	3 Month CDOR	1.398%	Semi-Annual/ Semi-Annual	(913,224)		– 0 –	(913,224)
USD	36,830	7/13/22	3 Month LIBOR	2.056%	Quarterly/ Semi-Annual	(1,054,901)		– 0 –	(1,054,901)
MXN	117,100	9/11/26	4 Week TIIE	6.290%	Monthly/ Monthly	(550,881)		– 0 –	(550,881)
MXN	7,347	6/14/27	7.090%	4 Week TIIE	Monthly/ Monthly	16,653		– 0 –	16,653
EUR	19,200	10/30/27	6 Month EURIBOR	0.901%	Semi-Annual/ Annual	19,963		– 0 –	19,963
CAD	8,570	11/07/46	1.868%	3 Month CDOR	Semi-Annual/ Semi-Annual	1,242,928		– 0 –	1,242,928
CAD	12,040	11/14/46	2.182%	3 Month CDOR	Semi-Annual/ Semi-Annual	1,120,498		– 0 –	1,120,498
CAD	8,010	12/05/46	2.310%	3 Month CDOR	Semi-Annual/ Semi-Annual	579,368		– 0 –	579,368
EUR	16,540	9/01/47	6 Month EURIBOR	1.468%	Semi-Annual/ Annual	(52,018)		– 0 –	(52,018)

58 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
GBP	3,080	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/ Semi-Annual	$230,349	$	– 0	–	$230,349
GBP	810	2/29/24	6 Month LIBOR	1.251%	Semi-Annual/ Semi-Annual	(7,807)		7,879		(15,686)
GBP	810	2/29/24	1.251%	6 Month LIBOR	Semi-Annual/ Semi-Annual	7,795		8,796		(1,001)
BRL	8,838	1/04/21	1 Day CDI	10.215%	Zero Coupon/ Zero Coupon	157,553		– 0	–	157,553

						$(2,259,316)		$16,675		$(2,275,991)

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
LCDX-NA Series 20, 5 Year Index, 6/20/18*	(2.50)%	Quarterly	0.88%	USD	8,463	$(44,033)	$(7,913)	$(36,120)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/23*	(1.00)	Quarterly	0.72	USD	35,900	(514,804)	(438,832)	(75,972)
People’s Republic of China, 7.500% 10/28/27, 6/20/23*	(1.00)	Quarterly	0.58	USD	62,560	(1,335,043)	(1,138,360)	(196,683)
Windstream Services, LLC, 7.500%, 6/01/22, 6/20/18*	(5.00)	Quarterly	20.67	USD	128	2,023	4,750	(2,727)

abfunds.com	AB UNCONSTRAINED BOND FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA
Assured Guaranty Municipal Corp., 6/20/23*	(1.00	) %	Quarterly	0.44%	USD	40,000	$(1,120,077)	$(1,037,333)	$(82,744)
Korea International Bond, 7.125% 4/16/19, 6/20/23*	(1.00)		Quarterly	0.44	USD	29,590	(826,761)	(702,666)	(124,095)
Citibank, NA
Chile Government International Bond, 3.875% 8/05/20, 6/20/23*	(1.00)		Quarterly	0.51	USD	49,030	(1,206,063)	(1,240,746)	34,683
iTraxx Japan Series 29, 5 Year Index, 6/20/23*	(1.00)		Quarterly	0.51	JPY	5,740,190	(1,367,786)	(1,365,174)	(2,612)
Credit Suisse International
BellSouth LLC, 6.550%, 6/15/34, 9/20/19*	(1.00)		Quarterly	0.14	USD	7,520	(95,997)	(51,285)	(44,712)
Deutsche Bank AG
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	(1.00)		Quarterly	0.32	USD	55,920	(1,213,101)	611,996	(1,825,097)

60 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive		Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	(1.00	) %	Quarterly	0.24%		JPY 3,720,370	$(725,108)	$(140,573)	$(584,535)
Goldman Sachs International
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/22*	(5.00)		Quarterly	29.07	USD	70	21,168	21,058	110
United Mexican States, 5.950%, 3/19/19, 12/20/19*	(1.00)		Quarterly	0.44	USD	32,970	(326,040)	(64,270)	(261,770)

Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00		Quarterly	5.03	USD	300	1,544	5,676	(4,132)
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00		Quarterly	0.32	USD	25,820	560,127	(17,284)	577,411
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00		Quarterly	0.35	USD	300	31,002	10,136	20,866

abfunds.com	AB UNCONSTRAINED BOND FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Japan Series 24, 5 Year Index, 12/20/20*	1.00%	Quarterly	0.24%	JPY	3,720,370	$726,999	$412,623	$314,376
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.44	USD	14,620	143,765	(36,428)	180,193
United Mexican States, 5.950%, 3/19/19, 12/20/19*	1.00	Quarterly	0.44	USD	18,350	181,463	(31,260)	212,723
Windstream Services LLC, 7.500%, 6/01/22, 12/20/22*	5.00	Quarterly	22.87	USD	250	(97,673)	(83,110)	(14,563)
Citibank, NA
iTraxx Australia Series 25, 5 Year Index, 6/20/21*	1.00	Quarterly	0.32	USD	30,100	652,975	(93,738)	746,713
Nabors Industries, Inc., 5.500%, 1/15/23, 6/20/20*	1.00	Quarterly	0.80	USD	300	1,602	(15,401)	17,003
Safeway, Inc., 7.250%, 2/01/31, 6/20/20*	1.00	Quarterly	2.09	USD	300	(6,337)	(11,229)	4,892
Staples, Inc., 8.500%, 9/15/25, 6/20/20*	1.00	Quarterly	1.49	USD	300	(2,697)	(5,476)	2,779
Weatherford International LLC, 4.500%, 4/15/22, 6/20/20*	1.00	Quarterly	3.50	USD	300	(14,787)	(11,929)	(2,858)
Credit Suisse International
AT&T, Inc., 3.375%, 3/30/20, 9/20/19*	1.00	Quarterly	0.17	USD	7,520	92,864	59,529	33,335

62 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at April 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc., 6.500%, 3/01/19, 6/20/20*	1.00%	Quarterly	3.28%	USD	300	$(13,604)	$(23,792)	$10,188
CDX-CMBX. NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.47	USD	8,810	(1,097,432)	137,605	(1,235,037)
Freeport-McMoran, Inc., 3.550%, 3/01/22, 6/20/20*	1.00	Quarterly	0.44	USD	300	3,870	(9,751)	13,621
Teck Resources Ltd., 3.750%, 2/01/23, 6/20/20*	1.00	Quarterly	0.23	USD	300	5,194	(10,367)	15,561
Transocean, Inc., 3.800%, 10/15/22, 6/20/20*	1.00	Quarterly	1.27	USD	300	(1,306)	(29,041)	27,735
Goldman Sachs International
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 12/20/18*	5.00	Quarterly	84.91	USD	70	(17,519)	(11,854)	(5,665)
Morgan Stanley Capital Services LLC
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	20.55	USD	3,060	(1,436,074)	(1,575,057)	138,983
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	20.55	USD	3,100	(1,454,846)	(1,584,034)	129,188

						$(10,492,492)	$(8,473,530)	$(2,018,962)

*	Termination date

abfunds.com	AB UNCONSTRAINED BOND FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	650	4/20/20	3.738%	3 Month LIBOR	Semi- Annual/ Quarterly	$(12,791)
JPMorgan Chase Bank, NA	USD	950	4/26/20	3.770%	3 Month LIBOR	Semi- Annual/ Quarterly	(19,265)

							$(32,056)

TOTAL RETURN SWAPS (see Note D)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Euro Stoxx 50 Index	30,009	—	Maturity	EUR	3,160	12/18/20	$855,237
Goldman Sachs International
GS Unconstrained Bond Custom Basket Long 1	114,963	LIBOR plus 0.42%	Maturity	USD	11,400	10/15/18	(16,750)
GS Unconstrained Bond Custom Basket Long 1	114,733	LIBOR plus 0.42%	Maturity	USD	11,604	11/15/18	(338,290)
JPMorgan Chase Bank, NA
Euro Stoxx 50 Index	30,009	—	Maturity	EUR	3,211	12/18/20	793,631
Pay Total Return on Reference Obligation
Citibank, NA
iShares Trust JPMorgan USD Emerging Markets Bond Fund	52,000	LIBOR minus 0.20%	Maturity	USD	5,830	5/15/18	125,182
Goldman Sachs International
Bundesrepublik Deutschland 2.500% 8/2046	14,000,000	0.95	Maturity	EUR	18,285	6/01/18	(464,934)
GS Unconstrained Bond Custom Basket Short 1	85,289	LIBOR plus 0.28%	Maturity	USD	8,811	10/15/18	234,861
GS Unconstrained Bond Custom Basket Short 1	85,415	LIBOR plus 0.28%	Maturity	USD	9,038	11/15/18	487,867

							$1,676,804

64 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

VARIANCE SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY, 1/14/20*	11.12%	Maturity	AUD	39	$(18)	$	– 0	–	$(18)
AUD/JPY, 3/03/20*	12.75	Maturity	AUD	249	(93)		– 0	–	(93)
AUD/JPY, 4/16/20*	12.25	Maturity	AUD	50	(159)		– 0	–	(159)
Goldman Sachs Bank USA
AUD/JPY, 3/10/20*	12.90	Maturity	AUD	116	(47)		– 0	–	(47)
AUD/JPY, 3/11/20*	12.80	Maturity	AUD	131	(50)		– 0	–	(50)

					$(367)	$	– 0	–	$(367)

*	Termination date

^	Amount less than $0.50.

**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the aggregate market value of these securities amounted to $84,380,289 or 26.1% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Technologies 11.00%, 04/30/22	5/24/17	$104,566		$102,029		0.03%
Exide Technologies	5/23/17	– 0	–	6,504		0.00%
Momentive Performance Materials, Inc. 8.875%, 10/15/20	9/06/16	1		– 0	–	0.00%

(d)	Fair valued by the Adviser.

(e)	Non-income producing security.

(f)	Illiquid security.

(g)	Defaulted.

(h)	Convertible security.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at April 30, 2018.

(j)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.68% of net assets as of April 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value			Percentage of Net Assets
Aveta, Inc. 10.50%, 3/01/21	12/18/17	$	– 0	–	$	– 0	–	0.00%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 8.397%, 4/25/26	4/29/16		1,305,248			1,327,722		0.41%
Dominican Republic International Bond 15.95%, 6/04/21	6/14/11		727,559			650,701		0.20%

abfunds.com	AB UNCONSTRAINED BOND FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies 7.00%, 4/30/25	11/10/16	$162,837	$163,948	0.05%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/23/14	477,435	50,900	0.02%

(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at April 30, 2018.

(m)	Defaulted matured security.

(n)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(o)	IO – Interest Only.

(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at April 30, 2018.

(q)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(s)	The rate shown represents the 7-day yield as of period end.

(t)	Affiliated investments.

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

DOP – Dominican Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

66 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Glossary:

12MTA – 12 Month Treasury Average

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

TBA – To Be Announced

TIIE – Banco de México Equilibrium Interbank Interest Rate

TIPS – Treasury Inflation Protected Security

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Long 1 as of April 30, 2018.

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Long 1
Coca-Cola Co/The	13,793	$595,996	6.1%
Procter & Gamble Co/The	8,154	589,860	6.0%
Walmart Inc	6,315	558,625	5.7%
PepsiCo Inc	5,207	525,595	5.4%
McDonald’s Corp	2,940	492,274	5.0%
Newmont Mining Corp	11,276	443,034	4.5%
Kroger Co/The	15,504	390,546	4.0%
Costco Wholesale Corp	1,913	377,167	3.8%
CVS Health Corp	5,087	355,225	3.6%
AT&T Inc	9,934	324,842	3.3%
Verizon Communications Inc	6,579	324,674	3.3%
Walgreens Boots Alliance Inc	4,606	306,069	3.1%
Starbucks Corp	5,251	302,300	3.1%
Colgate-Palmolive Co	2,842	185,384	1.9%
Constellation Brands Inc	621	144,774	1.5%
NextEra Energy Inc	834	136,701	1.4%
Royal Gold Inc	1,386	123,077	1.3%
Kimberly-Clark Corp	1,134	117,414	1.2%
Yum! Brands Inc	1,241	108,091	1.1%
Estee Lauder Cos Inc/The	709	104,996	1.1%
Duke Energy Corp	1,254	100,521	1.0%
American Tower Corp	626	85,361	0.9%
Southern Co/The	1,813	83,616	0.9%
Monster Beverage Corp	1,504	82,720	0.8%
Dr Pepper Snapple Group Inc	661	79,294	0.8%
Dominion Energy Inc	1,157	77,010	0.8%
Simon Property Group Inc	462	72,229	0.7%

abfunds.com	AB UNCONSTRAINED BOND FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
Exelon Corp	1,729	$68,607	0.7%
Casey’s General Stores Inc	663	64,046	0.7%
American Electric Power Co Inc	866	60,603	0.6%
Crown Castle International Corp	588	59,312	0.6%
Sprouts Farmers Market Inc	2,254	56,418	0.6%
Sempra Energy	453	50,645	0.5%
Prologis Inc	780	50,630	0.5%
Equinix Inc	117	49,232	0.5%
Brown-Forman Corp	876	49,091	0.5%
Clorox Co/The	411	48,169	0.5%
Public Service Enterprise Group Inc	915	47,717	0.5%
Molson Coors Brewing Co	661	47,090	0.5%
Public Storage	224	45,199	0.5%
Consolidated Edison Inc	550	44,072	0.4%
Xcel Energy Inc	900	42,156	0.4%
Darden Restaurants Inc	452	41,973	0.4%
PG&E Corp	910	41,951	0.4%
Domino’s Pizza Inc	173	41,819	0.4%
Weyerhaeuser Co	1,107	40,715	0.4%
Chipotle Mexican Grill Inc	91	38,523	0.4%
Edison International	578	37,871	0.4%
Church & Dwight Co Inc	797	36,821	0.4%
WEC Energy Group Inc	561	36,061	0.4%
Other	42,686	1,614,809	16.5%

Total		$9,800,925	100.0%

The following table represents the 50 largest equity basket holdings underlying the total return swap with GS Unconstrained Bond Custom Basket Short 1 as of April 30, 2018.

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
GS Unconstrained Bond Custom Basket Short 1
Caterpillar Inc	3,970	$573,109	5.7%
Union Pacific Corp	4,105	548,551	5.5%
Louisiana-Pacific Corp	17,068	483,536	4.8%
Johnson Controls International plc	12,119	410,471	4.1%
CSX Corp	4,720	280,321	2.8%
General Motors Co	7,511	275,954	2.8%
Ford Motor Co	22,907	257,475	2.6%
Intel Corp	4,612	238,071	2.4%
Norfolk Southern Corp	1,474	211,475	2.1%
Delta Air Lines Inc	3,947	206,112	2.1%
Boise Cascade Co	4,740	197,184	2.0%
Fluor Corp	3,150	185,693	1.9%
Southwest Airlines Co	3,365	177,773	1.8%
Cummins Inc	1,061	169,611	1.7%
Masco Corp	4,240	160,569	1.6%
Jacobs Engineering Group Inc	2,702	156,959	1.6%
PACCAR Inc	2,345	149,306	1.5%
DR Horton Inc	3,092	136,481	1.4%
NVIDIA Corp	587	132,016	1.3%

68 | AB UNCONSTRAINED BOND FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Security Description	Shares	Market Value as of 4/30/18	Percent of Basket’s Net Assets
Aptiv PLC	1,547	$130,845	1.3%
PNC Financial Services Group Inc/The	864	125,807	1.3%
Lennar Corp	2,363	124,979	1.2%
Newell Brands Inc	4,494	124,169	1.2%
PotlatchDeltic Corp	2,390	123,922	1.2%
AECOM	3,568	122,882	1.2%
Mohawk Industries Inc	565	118,582	1.2%
AO Smith Corp	1,894	116,197	1.2%
Fortune Brands Home & Security Inc	2,070	113,208	1.1%
Quanta Services Inc	3,427	111,378	1.1%
American Airlines Group Inc	2,588	111,103	1.1%
United Continental Holdings Inc	1,538	103,877	1.0%
Whirlpool Corp	668	103,507	1.0%
EMCOR Group Inc	1,331	97,948	1.0%
Texas Instruments Inc	963	97,677	1.0%
Allegion PLC	1,247	96,243	1.0%
Lennox International Inc	491	94,945	0.9%
NVR Inc	30	93,000	0.9%
Broadcom Inc	396	90,850	0.9%
BB&T Corp	1,469	77,563	0.8%
PulteGroup Inc	2,539	77,084	0.8%
QUALCOMM Inc	1,465	74,730	0.7%
Dycom Industries Inc	702	72,910	0.7%
Valmont Industries Inc	508	72,187	0.7%
Garmin Ltd	1,006	59,022	0.6%
Toll Brothers Inc	1,366	57,591	0.6%
SunTrust Banks Inc	856	57,181	0.6%
BorgWarner Inc	1,165	57,015	0.6%
Kansas City Southern	533	56,834	0.6%
KBR Inc	3,193	53,291	0.5%
Applied Materials Inc	1,067	52,998	0.5%
Other	57,494	2,193,109	21.8%

Total		$10,013,301	100.0%

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 69

STATEMENT OF ASSETS & LIABILITIES

April 30, 2018 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $319,801,497)	$318,424,512
Affiliated issuers (cost $6,244,399)	6,244,399
Cash	3,904
Foreign currencies, at value (cost $385,694)	380,270
Cash collateral due from broker	7,597,483
Unrealized appreciation on total return swaps	2,496,778
Unrealized appreciation on credit default swaps	2,480,360
Unrealized appreciation on forward currency exchange contracts	2,312,155
Unaffiliated interest receivable	1,926,783
Upfront premiums paid on credit default swaps	1,263,373
Receivable for terminated total return swaps	712,181
Receivable for capital stock sold	246,375
Receivable for investment securities sold	98,073
Affiliated dividends receivable	16,960

Total assets	344,203,606

Liabilities
Options written, at value (premiums received $347,154)	343,958
Swaptions written, at value (premiums received $168,387)	147,998
Upfront premiums received on credit default swaps	9,736,903
Unrealized depreciation on credit default swaps	4,499,322
Unrealized depreciation on forward currency exchange contracts	2,102,507
Cash collateral received from broker	1,070,000
Payable for investment securities purchased	1,060,367
Unrealized depreciation on total return swaps	819,974
Payable for terminated total return swaps	645,526
Payable for capital stock redeemed	297,161
Payable for variation margin on centrally cleared swaps	111,535
Advisory fee payable	91,831
Payable for variation margin on futures	75,226
Dividends payable	43,989
Unrealized depreciation on interest rate swaps	32,056
Distribution fee payable	17,671
Administrative fee payable	17,130
Transfer Agent fee payable	10,341
Directors’ fee payable	3,349
Unrealized depreciation on variance swaps	367
Accrued expenses and other liabilities	179,114

Total liabilities	21,306,325

Net Assets	$322,897,281

See notes to financial statements.

70 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF ASSETS & LIABILITIES (continued)

Composition of Net Assets
Capital stock, at par	$37,640
Additional paid-in capital	332,382,822
Undistributed net investment income	2,734,115
Accumulated net realized loss on investment and foreign currency transactions	(7,492,812)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(4,764,484)

$322,897,281

Net Asset Value Per Share—27 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$36,221,990	4,216,158	$8.59	*

B	$124,345	14,449	$8.61

C	$12,217,155	1,421,885	$8.59

Advisor	$212,593,157	24,778,578	$8.58

R	$1,143,143	132,586	$8.62

K	$280,932	32,538	$8.63

I	$42,709,361	4,986,525	$8.56

Z	$17,607,198	2,057,161	$8.56

*	The maximum offering price per share for Class A shares was $8.97, which reflects a sales charge of 4.25%.

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 71

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2018 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $2,516)	$5,129,018
Dividends
Unaffiliated issuers	52,534
Affiliated issuers	112,626
Other income	142	$5,294,320

Expenses
Advisory fee (see Note B)	763,620
Distribution fee—Class A	44,587
Distribution fee—Class B	656
Distribution fee—Class C	65,701
Distribution fee—Class R	3,082
Distribution fee—Class K	338
Transfer agency—Class A	12,521
Transfer agency—Class B	61
Transfer agency—Class C	4,688
Transfer agency—Advisor Class	69,518
Transfer agency—Class R	1,603
Transfer agency—Class K	271
Transfer agency—Class I	4,302
Transfer agency—Class Z	1,452
Custodian	80,340
Audit and tax	65,561
Registration fees	63,697
Administrative	33,792
Printing	25,492
Legal	21,867
Directors’ fees	14,221
Miscellaneous	34,719

Total expenses before interest expense	1,312,089
Interest expense	2,569

Total expenses	1,314,658
Less: expenses waived and reimbursed by the Adviser (see Note B)	(225,318)

Net expenses		1,089,340

Net investment income		4,204,980

See notes to financial statements.

72 | AB UNCONSTRAINED BOND FUND	abfunds.com

STATEMENT OF OPERATIONS (continued)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	$(1,935,477)
Forward currency exchange contracts	(3,653,334)
Futures	3,263,974
Options written	1,976,359
Swaps	(3,066,320)
Swaptions written	(237,489)
Foreign currency transactions	703,864
Net change in unrealized appreciation/depreciation on:
Investments	(57,763)
Forward currency exchange contracts	(329,652)
Futures	(1,128,082)
Options written	(1,051,644)
Swaps	1,130,618
Swaptions written	(15,263)
Foreign currency denominated assets and liabilities	(115,701)

Net loss on investment and foreign currency transactions	(4,515,910)

Net Decrease in Net Assets from Operations	$(310,930)

See notes to financial statements.

abfunds.com	AB UNCONSTRAINED BOND FUND | 73

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31, 2017
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,204,980		$8,185,151
Net realized loss on investment and foreign currency transactions	(2,948,423)		(10,296,506)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(1,567,487)		14,255,175
Contributions from Affiliates (see Note B)	– 0	–	851

Net increase (decrease) in net assets from operations	(310,930)		12,144,671
Dividends to Shareholders from
Net investment income
Class A	(317,731)		(1,288,080)
Class B	(648)		(5,262)
Class C	(67,823)		(476,767)
Advisor Class	(2,005,670)		(5,847,603)
Class R	(8,251)		(26,864)
Class K	(2,271)		(7,125)
Class I	(445,162)		(1,620,260)
Class Z	(155,906)		(336,792)
Tax return of capital
Class A	– 0	–	(53,442)
Class B	– 0	–	(218)
Class C	– 0	–	(19,781)
Advisor Class	– 0	–	(242,616)
Class R	– 0	–	(1,115)
Class K	– 0	–	(296)
Class I	– 0	–	(67,224)
Class Z	– 0	–	(13,973)
Capital Stock Transactions
Net increase	19,473,975		23,456,796

Total increase	16,159,583		25,594,049
Net Assets
Beginning of period	306,737,698		281,143,649

End of period (including undistributed net investment income of $2,734,115 and $1,532,597, respectively)	$322,897,281		$306,737,698

See notes to financial statements.

74 | AB UNCONSTRAINED BOND FUND	abfunds.com

NOTES TO FINANCIAL STATEMENTS

April 30, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Unconstrained Bond Fund, Inc. (the “Fund”) was incorporated in the State of Maryland on October 25, 1995 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund has authorized the issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. Class T shares have been authorized but currently are not offered. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All nine classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

abfunds.com	AB UNCONSTRAINED BOND FUND | 75

NOTES TO FINANCIAL STATEMENTS (continued)

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and asked prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties.

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Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models

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and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2018:

Investments in Securities	Level 1			Level 2	Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$62,098,111	$358,502	#	$62,456,613
Governments – Treasuries		– 0	–	38,706,065	– 0	–	38,706,065
Collateralized Mortgage Obligations		– 0	–	28,589,934	– 0	–	28,589,934
Corporates – Investment Grade		– 0	–	23,058,927	– 0	–	23,058,927
Inflation-Linked Securities		– 0	–	17,676,365	– 0	–	17,676,365
Agencies		– 0	–	6,895,820	– 0	–	6,895,820
Emerging Markets – Corporate Bonds		– 0	–	3,892,702	50,900		3,943,602
Governments – Sovereign Bonds		– 0	–	2,989,981	– 0	–	2,989,981
Emerging Markets – Treasuries		– 0	–	2,496,188	– 0	–	2,496,188

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Investments in Securities	Level 1			Level 2		Level 3			Total
Governments – Sovereign Agencies	$	– 0	–	$2,369,112		$	– 0	–	$2,369,112
Asset-Backed Securities		– 0	–	542,501			1,652,124		2,194,625
Emerging Markets – Sovereigns		– 0	–	1,981,731			– 0	–	1,981,731
Common Stocks		1,228,295		108,987			155,525		1,492,807
Bank Loans		– 0	–	81,932			1,080,072		1,162,004
Commercial Mortgage-Backed Securities		– 0	–	– 0	–		757,062		757,062
Local Governments – Regional Bonds		– 0	–	428,740			– 0	–	428,740
Whole Loan Trusts		– 0	–	– 0	–		350,265		350,265
Preferred Stocks		131,040		– 0	–		– 0	–	131,040
Local Governments – US Municipal Bonds		– 0	–	119,105			– 0	–	119,105
Options Purchased – Puts		– 0	–	92,226			– 0	–	92,226
Warrants		546		– 0	–		19,490		20,036
Options Purchased – Calls		– 0	–	9,209			– 0	–	9,209
Short-Term Investments:
Commercial Paper		– 0	–	58,647,092			– 0	–	58,647,092
Agency Discount Notes		– 0	–	18,930,060			– 0	–	18,930,060
Governments – Treasuries		– 0	–	15,408,764			– 0	–	15,408,764
U.S. Treasury Bills		– 0	–	12,950,076			– 0	–	12,950,076
Certificates of Deposit		– 0	–	10,994,995			– 0	–	10,994,995
Investment Companies		6,244,399		– 0	–		– 0	–	6,244,399
Emerging Markets – Sovereigns		– 0	–	2,668,896			– 0	–	2,668,896
Time deposits		– 0	–	903,172			– 0	–	903,172

Total Investments in Securities		7,604,280		312,640,691			4,423,940		324,668,911
Other Financial Instruments*:
Assets
Futures		514,719		486,604			– 0	–	1,001,323	†
Forward Currency Exchange Contracts		– 0	–	2,312,155			– 0	–	2,312,155
Centrally Cleared Credit Default Swaps		– 0	–	2,596,015			– 0	–	2,596,015	†
Centrally Cleared Interest Rate Swaps		– 0	–	5,793,752			– 0	–	5,793,752	†
Credit Default Swaps		– 0	–	2,424,596			– 0	–	2,424,596
Total Return Swaps		– 0	–	2,496,778			– 0	–	2,496,778
Liabilities
Futures		(886,926)		(58,827)			– 0	–	(945,753	)†
Forward Currency Exchange Contracts		– 0	–	(2,102,507)			– 0	–	(2,102,507)
Put Options Written		– 0	–	(63,000)			– 0	–	(63,000)
Currency Options Written		– 0	–	(280,958)			– 0	–	(280,958)
Interest Rate Swaptions Written		– 0	–	(147,998)			– 0	–	(147,998)
Centrally Cleared Credit Default Swaps		– 0	–	(4,472,576)			– 0	–	(4,472,576	)†
Centrally Cleared Interest Rate Swaps		– 0	–	(8,053,068)			– 0	–	(8,053,068	)†
Credit Default Swaps		– 0	–	(12,917,088)			– 0	–	(12,917,088)
Interest Rate Swaps		– 0	–	(32,056)			– 0	–	(32,056)

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Investments in Securities	Level 1			Level 2	Level 3			Total
Total Return Swaps	$	– 0	–	$(819,974)	$	– 0	–	$(819,974)
Variance Swaps		– 0	–	(367)		– 0	–	(367)

Total^		$7,232,073		$299,802,172		$4,423,940		$311,458,185

#	The Fund held securities with zero market value at period end.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#		Emerging Markets - Corporate Bonds			Asset-Backed Securities		Common Stocks
Balance as of 10/31/17	$916,724		$	– 0	–	$443,168		$163,347
Accrued discounts/(premiums)	8,408			– 0	–	18		– 0	–
Realized gain (loss)	– 0	–		– 0	–	5,139		82,993
Change in unrealized appreciation/ depreciation	897,105			9,696		(7,076)		54,090
Purchases	14,285			– 0	–	1,584,021		– 0	–
Sales/Paydowns	(1,405,637)			– 0	–	(445,529)		(144,905)
Reclassification	(72,383)			– 0	–	72,383		– 0	–
Transfers into Level 3	– 0	–		41,204		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 4/30/18	$358,502			$50,900		$1,652,124		$155,525

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18**	$(27,266)			$9,696		$(3,890)		$46,109

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	Bank Loans			Commercial Mortgage- Backed Securities		Whole Loan Trusts		Warrants
Balance as of 10/31/17	$	– 0	–	$1,007,164		$1,038,518		$	– 0	–
Accrued discounts/(premiums)		320		1,088		728			– 0	–
Realized gain (loss)		– 0	–	(26,366)		(605,616)			– 0	–
Change in unrealized appreciation/depreciation		49,397		22,279		382,164			19,486
Purchases		– 0	–	– 0	–	– 0	–		4
Sales/Paydowns		– 0	–	(247,103)		(465,529)			– 0	–
Reclassification		– 0	–	– 0	–	– 0	–		– 0	–
Transfers into Level 3		1,030,355		– 0	–	– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 4/30/18		$1,080,072		$757,062		$350,265			$19,490

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18**		$49,397		$(4,224)		$(96,557)			$19,486

	Short-Term Investments: Emerging Markets- Sovereigns			Total
Balance as of 10/31/17		$438,809		$4,007,730
Accrued discounts/(premiums)		207		10,769
Realized gain (loss)		8,200		(535,650)
Change in unrealized appreciation/depreciation		(6,705)		1,420,436
Purchases		– 0	–	1,598,310
Sales/Paydowns		(440,511)		(3,149,214)
Reclassification		– 0	–	– 0	–
Transfers into Level 3		– 0	–	1,071,559
Transfers out of Level 3		– 0	–	– 0	–

Balance as of 4/30/18	$	– 0	–	4,423,940	+

Net change in unrealized appreciation/depreciation from investments held as of 4/30/18**	$	– 0	–	$(7,249)

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

+	There were de minimis transfers from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at April 30, 2018. Securities

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priced by (i) third party vendors, (ii) by brokers or (iii) using prior transacion prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 4/30/18	Valuation Technique	Unobservable Input	Range/ Weighted Average
Common Stocks	$6,504	Market Approach	EBITDA* Projection	$194.0mm / N/A
			EBITDA* Multiples	4.5X-5.5X / 5.0X
Whole Loan Trusts	$350,265	Market Approach	Underlying NAV of the Collateral	$66.10 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

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In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation on foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

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5. Investment Income and Investment Transactions

Dividend income (or dividend expense) is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a prorate basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Repurchase Agreements

It is the Fund’s policy that its custodian or designated sub-custodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities is sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Fund may be delayed or limited. As of April 30, 2018, the Fund did not hold repurchase agreements.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .50% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion, of the Fund’s average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to reimburse its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90%, 1.65%, 1.65%, .65%, 1.15%, .90%, .65% and .65% of the daily average net assets for Class A, Class B, Class C, Advisor Class, Class R,

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Class K, Class I and Class Z shares, respectively. For the six months ended April 30, 2018, such reimbursements/waivers amounted to $205,020. This fee waiver and/or expense reimbursement agreement extends through January 31, 2019 and then may be extended by the Adviser for additional one-year terms.

For the year ended October 31, 2017 the Adviser reimbursed the Fund $851, for an overdraft incurred due to a trade entry error.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2018, the reimbursement for such services amounted to $33,792.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $28,952 for the six months ended April 30, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $361 from the sale of Class A shares and received $23, $11 and $326 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2018.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended April 30, 2018, such waiver amounted to $20,298.

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A summary of the Fund’s transactions in AB mutual funds for the six months ended six months ended April 30, 2018 is as follows:

Fund	Market Value 10/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,003	$172,349	$176,108	$6,244	$107

Brokerage commissions paid on investment transactions for the six months ended April 30, 2018 amounted to $28,053, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co., LLC or Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. Effective January 29, 2016, payments under the Agreement in respect of Class A shares are limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $8,332,441, $2,168,242, $44,765 and $13,225 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund’s shares.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2018 were as follows:

	Purchases	Sales
Investment securities (excluding U.S. government securities)	$81,284,145	$70,391,753
U.S. government securities	18,869,377	7,602,674

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$20,331,352
Gross unrealized depreciation	(24,978,995)

Net unrealized depreciation	$(4,647,643)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

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During the six months ended April 30, 2018, the Fund held forward currency exchange contracts hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended April 30, 2018, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including

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government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. At April 30, 2018, the maximum payment for written put options amounted to $8,173,613. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swaps, also called “swaptions”. A swaption is an option that gives the buyer the right, but

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not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. At April 30, 2018 the maximum payment for written put swaptions amounted to $177,250,000. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended April 30, 2018, the Fund held purchased options for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held written options for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held purchased swaptions for hedging and non-hedging purposes.

During the six months ended April 30, 2018, the Fund held written swaptions for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk.

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This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended April 30, 2018, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations,

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upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty. As of April 30, 2018, the Fund had Buy Contracts outstanding with respect to the same referenced obligation and counterparty as certain Sale Contracts which may partially offset the Maximum Payout Amount in the amount of $56,540,000.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterpart. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer on the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

During the six months ended April 30, 2018, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

During the six months ended April 30, 2018, the Fund held total return swaps for non-hedging purposes.

Variance Swaps:

The Fund may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

During the six months ended April 30, 2018, the Fund held variance swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

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During the six months ended April 30, 2018, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts				Unrealized depreciation on interest rate swaps	$32,056

Interest rate contracts	Receivable/Payable for variation margin on futures	$281,571	*	Receivable/Payable for variation margin on futures	886,846	*
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	5,785,957	*	Receivable/Payable for variation margin on centrally cleared swaps	8,061,948	*

Interest rate contracts	Investments in securities, at value	79,364

Interest rate contracts				Swaptions written, at value	147,998

Interest rate contracts	Unrealized appreciation on total return swaps	125,182		Unrealized depreciation on total return swaps	464,934

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	2,312,155		Unrealized depreciation on forward currency exchange contracts	2,102,507

Foreign currency contracts	Investments in securities, at value	22,071

Foreign currency contracts				Options written, at value	280,958

Foreign currency contracts				Unrealized depreciation on variance swaps	367

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Unrealized appreciation on credit default swaps	$2,480,360		Unrealized depreciation on credit default swaps	$4,499,322

Credit contracts	Receivable/Payable for variation margin on centrally cleared swaps	291,986	*	Receivable/Payable for variation margin on centrally cleared swaps	1,200,875	*

Equity contracts	Unrealized appreciation on total return swaps	2,371,596		Unrealized depreciation on total return swaps	355,040

Equity contracts	Receivable/Payable for variation margin on futures	719,752	*	Receivable/Payable for variation margin on futures	58,907	*

Equity contracts				Options written, at value	63,000

Total		$14,469,994			$18,154,758

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(1,093,548)	$(879,226)

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	3,786,501	(166,048)

Interest rate contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	748,417	– 0	–

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)

Interest rate contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	$(253,664)		$(12,972)

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	(3,653,334)		(329,652)

Foreign currency contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(137,070)		(47,924)

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	523,946		159,748

Foreign currency contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	– 0	–	(367)

Credit contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	– 0	–	1,317,266

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	(1,485,462)		711,940
Credit Contracts	Net realized gain/(loss) on swaptions written; Net change in unrealized appreciation/depreciation on swaptions written	16,175		(2,291)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Equity contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(487,310)	$1,298,271

Equity contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	(522,527)	(962,034)

Equity contracts	Net realized gain/(loss) on investment transactions; Net change in unrealized appreciation/depreciation on investments	(1,638,812)	– 0	–

Equity contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	1,452,413	(1,211,392)

Total		$(2,744,275)	$(124,681)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended April 30, 2018:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$193,060,386
Average notional amount of sale contracts	$136,756,425

Centrally Cleared Interest Rate Swaps:
Average notional amount	$1,435,420,117

Credit Default Swaps:
Average notional amount of buy contracts	$378,170,324
Average notional amount of sale contracts	$144,969,839

Forward Currency Exchange Contracts:
Average principal amount of buy contracts	$90,553,141
Average principal amount of sale contracts	$148,896,791

Futures:
Average original value of buy contracts	$127,002,831
Average original value of sale contracts	$156,143,404

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Interest Rate Swaps:
Average notional amount	$1,600,000

Total Return Swaps:
Average notional amount	$81,795,571

Variance Swaps:
Average notional amount	$367,772	(a)

Options Written:
Average notional amount	$42,936,050

Purchased Options:
Average notional amount	$73,261,290

Purchased Swaptions:
Average notional amount	$103,473,698	(a)

Swaptions Written:
Average notional amount	$124,170,213

(a)	Positions were open for four months during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at year end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements and net of the related collateral received/pledged by the Fund as of April 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the table.

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivatives Assets
Australia & New Zealand Bank Group Ltd.	$114,185	$(114,185)	$	– 0	–	$	– 0	–	$	– 0	–
Bank of America, NA.	628,387	(487,295)		(141,092)			– 0	–		– 0	–
Barclays Bank PLC	1,548,033	(1,548,033)		– 0	–		– 0	–		– 0	–
Brown Brothers Harriman & Co.	607,282	(316,765)		– 0	–		– 0	–		290,517
Citibank, NA.	1,655,016	(1,655,016)		– 0	–		– 0	–		– 0	–
Credit Suisse International.	322,999	(322,999)		– 0	–		– 0	–		– 0	–
Deutsche Bank AG	150,954	(150,954)		– 0	–		– 0	–		– 0	–

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*	Security Collateral Received*	Net Amount of Derivatives Assets
Goldman Sachs Bank USA/Goldman Sachs International	$871,985	$(871,985)	$	– 0	–	$	– 0	–	$	– 0	–
HSBC Bank USA.	224,370	(15,418)	– 0	–	– 0	–	208,952
JPMorgan Chase Bank, NA.	975,903	(500,087)	(475,816)	– 0	–	– 0	–
Morgan Stanley Capital Services LLC.	6,636	(6,636)	– 0	–	– 0	–	– 0	–
Royal Bank of Scotland PLC	20,901	(20,901)	– 0	–	– 0	–	– 0	–
Standard Chartered Bank.	128,949	(44,597)	– 0	–	– 0	–	84,352
UBS AG	79,364	(35,675)	– 0	–	– 0	–	43,689

Total	$7,334,964	$(6,090,546)	$(616,908)	$	– 0	–	$627,510	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*	Security Collateral Pledged*	Net Amount of Derivatives Liabilities
Australia & New Zealand Bank Group Ltd.	$239,840	$(114,185)	$	– 0	–	$	– 0	–	$125,655
Bank of America, NA.	487,295	(487,295)	– 0	–	– 0	–	– 0	–
Barclays Bank PLC	2,026,227	(1,548,033)	– 0	–	(478,194)	– 0	–
BNP Paribas SA	2,028,319	– 0	–	– 0	–	(1,790,713)	237,606
Brown Brothers Harriman & Co.	316,765	(316,765)	– 0	–	– 0	–	– 0	–
Citibank, NA.	2,630,580	(1,655,016)	– 0	–	(975,564)	– 0	–
Credit Suisse International.	1,300,721	(322,999)	– 0	–	(977,722)	– 0	–
Deutsche Bank AG	1,958,949	(150,954)	– 0	–	(1,807,995)	– 0	–
Goldman Sachs Bank USA/Goldman Sachs International	1,359,472	(871,985)	– 0	–	(487,487)	– 0	–
HSBC Bank USA.	15,418	(15,418)	– 0	–	– 0	–	– 0	–
JPMorgan Chase Bank, NA.	500,087	(500,087)	– 0	–	– 0	–	– 0	–
Morgan Stanley Capital Services LLC	3,247,698	(6,636)	– 0	–	(3,241,062)	– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Royal Bank of Scotland PLC.	$109,305	$(20,901)	$	– 0	–	$	– 0	–	$88,404
Standard Chartered Bank	44,597	(44,597)		– 0	–		– 0	–	– 0	–
UBS AG	35,675	(35,675)		– 0	–		– 0	–	– 0	–

Total	$16,300,948	$(6,090,546)	$	– 0	–		$(9,758,737)		$451,665	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from

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the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of April 30, 2018, the Fund had no unfunded loan commitments outstanding.

As of six months ended April 30, 2018, the Fund had the following bridge loan commitments outstanding:

Loan	Bridge Loan Participation Commitments	Funded
BI-LO/BI-LO Finance LLC, LIBOR +0.0%, 03/08/2024	$200,000	$	– 0	–

During the six months ended April 30, 2018, the Fund received commitment fees or additional funding fees in the amount of $142.

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NOTE E

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares		Amount
	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Class A
Shares sold	709,229	1,220,423	$6,109,879	$10,594,167

Shares issued in reinvestment of dividends	27,653	101,813	238,197	869,293

Shares converted from Class B	1,693	6,619	14,671	57,585

Shares converted from Class C	22,574	193,998	194,390	1,693,663

Shares redeemed	(705,509)	(2,128,262)	(6,083,049)	(18,468,316)

Net increase (decrease)	55,640	(605,409)	$474,088	$(5,253,608)

Class B
Shares sold	285	1,685	$2,457	$14,571

Shares issued in reinvestment of dividends	71	580	612	4,933

Shares converted to Class A	(1,691)	(6,609)	(14,671)	(57,585)

Shares redeemed	(1,592)	(5,209)	(13,839)	(45,154)

Net decrease	(2,927)	(9,553)	$(25,441)	$(83,235)

Class C
Shares sold	52,818	207,622	$455,627	$1,781,562

Shares issued in reinvestment of dividends	6,068	45,573	52,285	386,845

Shares converted to Class A	(22,574)	(193,998)	(194,390)	(1,693,663)

Shares redeemed	(215,431)	(924,467)	(1,854,806)	(7,995,906)

Net decrease	(179,119)	(865,270)	$(1,541,284)	$(7,521,162)

Advisor Class
Shares sold	6,075,567	12,428,633	$52,249,545	$107,644,192

Shares issued in reinvestment of dividends	182,312	545,245	1,568,165	4,662,441

Shares redeemed	(4,047,466)	(9,259,079)	(34,864,306)	(79,966,458)

Net increase	2,210,413	3,714,799	$18,953,404	$32,340,175

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NOTES TO FINANCIAL STATEMENTS (continued)

	Shares		Amount
	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017	Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31, 2017

Class R
Shares sold	29,925	93,737	$258,270	$818,994

Shares issued in reinvestment of dividends	945	3,277	8,168	27,979

Shares redeemed	(56,462)	(44,485)	(488,452)	(388,175)

Net increase (decrease)	(25,592)	52,529	$(222,014)	$458,798

Class K
Shares sold	4,991	2,846	$43,363	$24,712

Shares issued in reinvestment of dividends	262	866	2,264	7,420

Shares redeemed	(1,090)	(917)	(9,473)	(8,055)

Net increase	4,163	2,795	$36,154	$24,077

Class I
Shares sold	129,001	44,474	$1,118,369	$381,770

Shares issued in reinvestment of dividends	51,828	197,941	445,162	1,687,484

Shares redeemed	(726,907)	(18,197)	(6,267,095)	(156,984)

Net increase (decrease)	(546,078)	224,218	$(4,703,564)	$1,912,270

Class Z
Shares sold	872,385	326,742	$7,478,549	$2,828,259

Shares issued in reinvestment of dividends	18,179	41,135	155,906	350,763

Shares redeemed	(131,680)	(185,498)	(1,131,823)	(1,599,541)

Net increase	758,884	182,379	$6,502,632	$1,579,481

NOTE F

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities.

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NOTES TO FINANCIAL STATEMENTS (continued)

Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures or by borrowing money. The

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NOTES TO FINANCIAL STATEMENTS (continued)

use of other types of derivative instruments by the Fund, such as options and swaps, may also result in a form of leverage. Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification

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NOTES TO FINANCIAL STATEMENTS (continued)

provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2018.

NOTE H

Distributions to Shareholders

The tax character of distributions paid for the year ending October 31, 2018 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2017 and October 31, 2016 were as follows:

	2017	2016
Distributions paid from:
Ordinary income	$9,608,752	$6,608,660

Distributions paid	9,608,752	6,608,660
Tax return of capital	398,666	– 0	–

Total distributions paid	$10,007,418	$6,608,660

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(3,829,042	)(a)
Unrealized appreciation/(depreciation)	(1,870,637	)(b)

Total accumulated earnings/(deficit)	$(5,699,679	)(c)

(a)	As of October 31, 2017, the Fund had a net capital loss carryforward of $3,548,673. The Fund also had $1,177,357 of capital loss carryforwards expire during the fiscal year. As of October 31, 2017, the cumulative deferred loss on straddles was $280,369.

(b)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of swaps, and the realization for tax purposes of gains/(losses) on certain derivative instruments.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to dividends payable and the tax treatment of defaulted securities.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-December 22, 2010 capital losses must be utilized

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NOTES TO FINANCIAL STATEMENTS (continued)

prior to the earlier capital losses, which are subject to expiration. Post-December 22, 2010 capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

As of October 31, 2017, the Fund had a net capital loss carryforward of $3,548,673 which will expire as follows:

Short-Term Amount	Long-Term Amount	Expiration
$ 1,053,051	N/A	2018
1,313,588	N/A	2019
– 0 –	1,182,034	No Expiration

NOTE I

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.69	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.09

Income From Investment Operations
Net investment income(a)(b)	.11	.22	.24	.22	.16	.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.14	.06	(.19)	(.06)	(.02)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)	.36	.31	.04	.10	.04

Less: Dividends and Distributions
Dividends from net investment income	(.08)	(.28)	(.16)	(.24)	(.11)	(.34)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.11)

Total dividends and distributions	(.08)	(.29)	(.16)	(.24)	(.11)	(.45)

Net asset value, end of period	$ 8.59	$ 8.69	$ 8.62	$ 8.47	$ 8.67	$ 8.68

Total Return
Total investment return based on net asset value(d)	(0.27)%	4.24	%^	3.74	%^*†	0.49	%†	1.11%	0.46%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,222	$36,136	$41,061	$50,031	$62,396	$73,922
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	.89	%(g)	.92%	.91%	.90%	.90%	.90%
Expenses, before waivers/reimbursements(e)(f)+	1.04	%(g)	1.08%	1.07%	1.06%	1.06%	1.19%
Net investment income(b)	2.52	%(g)	2.57%	2.80%	2.51%	1.81%	.68%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.70	$ 8.62	$ 8.48	$ 8.68	$ 8.68	$ 9.10

Income From Investment Operations
Net investment income(a)(b)	.07	.16	.15	.15	.10	.00	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	.14	.08	(.18)	(.05)	(.03)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.30	.24	(.02)	.05	(.03)

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.21)	(.10)	(.18)	(.05)	(.26)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.13)

Total dividends and distributions	(.04)	(.22)	(.10)	(.18)	(.05)	(.39)

Net asset value, end of period	$ 8.61	$ 8.70	$ 8.62	$ 8.48	$ 8.68	$ 8.68

Total Return
Total investment return based on net asset value(d)	(0.54)%	3.52%	2.85	%*†	(0.23	)%†	0.52%	(0.30)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$124	$151	$232	$442	$828	$1,406
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	1.64	%(g)	1.66%	1.65%	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements(e)(f)+	1.81	%(g)	1.86%	1.81%	1.76%	1.77%	1.93%
Net investment income(b)	1.68	%(g)	1.82%	1.82%	1.71%	1.11%	.05%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.69	$ 8.62	$ 8.47	$ 8.67	$ 8.68	$ 9.10

Income From Investment Operations
Net investment income(a)(b)	.07	.16	.18	.17	.10	.00	(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.13	.06	(.19)	(.06)	(.03)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	.29	.25	(.01)	.04	(.03)

Less: Dividends and Distributions
Dividends from net investment income	(.04)	(.21)	(.10)	(.19)	(.05)	(.29)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.10)

Total dividends and distributions	(.04)	(.22)	(.10)	(.19)	(.05)	(.39)

Net asset value, end of period	$ 8.59	$ 8.69	$ 8.62	$ 8.47	$ 8.67	$ 8.68

Total Return
Total investment return based on net asset value(d)	(0.64)%	3.43	%^	2.98	%^*†	(0.19	)%†	0.42%	(0.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,217	$13,908	$21,247	$26,119	$20,681	$18,707
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	1.64	%(g)	1.66%	1.65%	1.60%	1.60%	1.60%
Expenses, before waivers/reimbursements(e)(f)+	1.80	%(g)	1.83%	1.81%	1.77%	1.77%	1.89%
Net investment income(b)	1.73	%(g)	1.85%	2.08%	1.95%	1.14%	.04%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.67	$ 8.61	$ 8.46	$ 8.66	$ 8.67	$ 9.09

Income From Investment Operations
Net investment income(a)(b)	.12	.24	.25	.25	.19	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	.13	.07	(.19)	(.07)	(.02)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase in net asset value from operations	– 0	–	.37	.33	.07	.12	.06

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.30)	(.18)	(.27)	(.13)	(.40)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.08)

Total dividends and distributions	(.09)	(.31)	(.18)	(.27)	(.13)	(.48)

Net asset value, end of period	$ 8.58	$ 8.67	$ 8.61	$ 8.46	$ 8.66	$ 8.67

Total Return
Total investment return based on net asset value(d)	(0.04)%	4.39	%^	4.02	%^*†	0.80	%†	1.42%	0.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$212,593	$195,764	$162,255	$220,195	$248,510	$143,980
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	.64	%(g)	.67%	.65%	.60%	.60%	.60%
Expenses, before waivers/reimbursements(e)(f)+	.79	%(g)	.83%	.81%	.76%	.77%	.87%
Net investment income(b)	2.84	%(g)	2.79%	3.02%	2.89%	2.14%	.96%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.71	$ 8.62	$ 8.46	$ 8.65	$ 8.65	$ 9.07

Income From Investment Operations
Net investment income(a)(b)	.09	.20	.21	.21	.14	.05
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.12)	.14	.07	(.20)	(.06)	(.04)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	.34	.29	.02	.08	.01

Less: Dividends and Distributions
Dividends from net investment income	(.06)	(.24)	(.13)	(.21)	(.08)	(.28)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.15)

Total dividends and distributions	(.06)	(.25)	(.13)	(.21)	(.08)	(.43)

Net asset value, end of period	$ 8.62	$ 8.71	$ 8.62	$ 8.46	$ 8.65	$ 8.65

Total Return
Total investment return based on net asset value(d)	(0.37)%	4.02%	3.43	%^*†	0.35	%†	0.98%	0.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,143	$1,378	$911	$1,126	$801	$911
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	1.14	%(g)	1.16%	1.15%	1.10%	1.10%	1.10%
Expenses, before waivers/reimbursements(e)(f)+	1.48	%(g)	1.52%	1.48%	1.46%	1.46%	1.59%
Net investment income(b)	2.16	%(g)	2.33%	2.53%	2.48%	1.66%	.52%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.72	$ 8.64	$ 8.49	$ 8.68	$ 8.68	$ 9.10

Income From Investment Operations
Net investment income(a)(b)	.11	.22	.25	.22	.16	.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.14	.04	(.18)	(.05)	(.03)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.02)	.36	.30	.05	.11	.04

Less: Dividends and Distributions
Dividends from net investment income	(.07)	(.27)	(.15)	(.24)	(.11)	(.32)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.14)

Total dividends and distributions	(.07)	(.28)	(.15)	(.24)	(.11)	(.46)

Net asset value, end of period	$ 8.63	$ 8.72	$ 8.64	$ 8.49	$ 8.68	$ 8.68

Total Return
Total investment return based on net asset value(d)	(0.22)%	4.23%	3.63	%*†	0.55	%†	1.24%	0.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$281	$248	$221	$181	$245	$48
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	.89	%(g)	.92%	.90%	.85%	.85%	.85%
Expenses, before waivers/reimbursements(e)(f)+	1.17	%(g)	1.20%	1.17%	1.12%	1.14%	1.24%
Net investment income(b)	2.52	%(g)	2.54%	2.94%	2.55%	1.87%	.75%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,
2017	2016	2015	2014	2013

Net asset value, beginning of period	$ 8.66	$ 8.60	$ 8.45	$ 8.65	$ 8.66	$ 9.08

Income From Investment Operations
Net investment income(a)(b)	.12	.25	.27	.25	.18	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.13)	.12	.06	(.19)	(.06)	(.02)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.01)	.37	.34	.07	.12	.06

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.30)	(.19)	(.27)	(.13)	(.45)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–	– 0	–	(.03)

Total dividends and distributions	(.09)	(.31)	(.19)	(.27)	(.13)	(.48)

Net asset value, end of period	$ 8.56	$ 8.66	$ 8.60	$ 8.45	$ 8.65	$ 8.66

Total Return
Total investment return based on net asset value(d)	(0.13)%	4.44	%^	4.07	%^*†	0.78	%†	1.42%	0.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,709	$47,915	$45,629	$44,242	$39,782	$8,036
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	.64	%(g)	.67%	.65%	.60%	.60%	.60%
Expenses, before waivers/reimbursements(e)(f)+	.75	%(g)	.80%	.77%	.78%	.74%	.80%
Net investment income(b)	2.80	%(g)	2.84%	3.17%	2.93%	2.10%	.92%
Portfolio turnover rate	41%	66%	137%	149%	161%	301%

+ Expenseratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%	.00%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended April 30, 2018 (unaudited)	Year Ended October 31,	November 4, 2014(h) to October 31, 2015
2017	2016

Net asset value, beginning of period	$ 8.66	$ 8.59	$ 8.45	$ 8.65

Income From Investment Operations
Net investment income(a)(b)	.13	.25	.28	.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(.14)	.13	.04	(.25)
Contributions from Affiliates	– 0	–	.00	(c)	.01	.01

Net increase (decrease) in net asset value from operations	(.01)	.38	.33	.07

Less: Dividends and Distributions
Dividends from net investment income	(.09)	(.30)	(.19)	(.27)
Tax return of capital	– 0	–	(.01)	– 0	–	– 0	–

Total dividends and distributions	(.09)	(.31)	(.19)	(.27)

Net asset value, end of period	$ 8.56	$ 8.66	$ 8.59	$ 8.45

Total Return
Total investment return based on net asset value(d)	(0.13)%	4.57%	3.94	%*†	0.85	%†
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,607	$11,238	$9,587	$2,031
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)(f)+	.64	%(g)	.67%	.65%	.60	%(g)
Expenses, before waivers/reimbursements(e)(f)+	.75	%(g)	.80%	.78%	.80	%(g)
Net investment income(b)	3.05	%(g)	2.86%	3.31%	3.68	%(g)
Portfolio turnover rate	41%	66%	137%	149%

+ Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.02%	.01%	.00%

See footnote summary on pages 118-119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Net of expenses waived/reimbursed by the Adviser.

(c)	Amount is less than $0.005.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended April 30, 2018, and the years ended October 31, 2017 and October 31, 2016, such waiver amounted to 0.01% (annualized), 0.02% and 0.01% for the Fund, respectively.

(f)	The expense ratios presented below exclude non-operating expenses:

	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,
			2017	2016	2015	2014	2013

Class A
Net of waivers/reimbursements	.89	%(g)	.88%	.89%	.90%	.90%	.90%
Before waivers/reimbursements	1.04	%(g)	1.04%	1.05%	1.06%	1.06%	1.19%
Class B
Net of waivers/reimbursements	1.64	%(g)	1.63%	1.63%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.81	%(g)	1.83%	1.78%	1.76%	1.77%	1.93%
Class C
Net of waivers/reimbursements	1.64	%(g)	1.63%	1.63%	1.60%	1.60%	1.60%
Before waivers/reimbursements	1.80	%(g)	1.80%	1.79%	1.77%	1.77%	1.89%
Advisor Class
Net of waivers/reimbursements	.64	%(g)	.63%	.63%	.60%	.60%	.60%
Before waivers/reimbursements	.79	%(g)	.79%	.78%	.76%	.77%	.87%
Class R
Net of waivers/reimbursements	1.14	%(g)	1.13%	1.13%	1.10%	1.10%	1.10%
Before waivers/reimbursements	1.48	%(g)	1.49%	1.46%	1.46%	1.46%	1.59%
Class K
Net of waivers/reimbursements	.89	%(g)	.88%	.88%	.85%	.85%	.85%
Before waivers/reimbursements	1.17	%(g)	1.16%	1.15%	1.12%	1.14%	1.24%
Class I
Net of waivers/reimbursements	.64	%(g)	.63%	.63%	.60%	.60%	.60%
Before waivers/reimbursements	.75	%(g)	.76%	.75%	.78%	.74%	.80%

	Six Months Ended April 30, 2018 (unaudited)		Year Ended October 31,		November 4, 2014(h) to October 31, 2015
			2017	2016

Class Z
Net of waivers/reimbursements	.64	%(g)	.63%	.63%	.60	%(g)
Before waivers/reimbursements	.75	%(g)	.76%	.76%	.80	%(g)

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(g)	Annualized.

(h)	Commencement of distribution.

^	The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of each share class for the year ended October 31, 2017 by 0.05%.

†	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the years ended October 31, 2016 and October 31, 2015 by 0.08% and 0.08%, respectively.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) William H. Foulk, Jr.(1) Nancy P. Jacklin(1)	Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Scott A. DiMaggio(2), Vice President Gershon M. Distenfeld(2), Vice President Douglas J. Peebles(2) , Vice President Dimitri Silva(2), Vice President	John Taylor(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein

Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed Income Investment Team and the Global Credit Investment Team. Messrs. DiMaggio, Distenfeld, Peebles, Silva and Taylor are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Unconstrained Bond Fund, Inc. (formerly named AllianceBernstein Diversified Yield Fund, Inc.) (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on October 31-November 2, 2017 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment.

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The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2015 and 2016 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency and distribution services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution

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expenses. The directors noted that the Fund was not profitable to the Adviser in the periods reviewed.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Fund’s unprofitability to the Adviser would be exacerbated without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an analytical service that is not affiliated with the Adviser (the “15(c) service provider”), showing the performance of the Class A Shares of the Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2017 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates paid by other funds in the same category as the Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors compared the Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences

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between the Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore accounts, the Fund (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows; (ii) has more tax and regulatory restrictions; (iii) must prepare and distribute regulatory and other communications about fund operations; (iv) must service, and be marketed to, retail investors and financial intermediaries; and (v) requires a larger sales support infrastructure. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year and the directors considered the effects of any fee waivers and/or expense reimbursements as a result of the Adviser’s expense cap. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints that reduce the fee rates on assets above specified levels. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in

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respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s shareholders would benefit from a sharing of economies of scale in the event the Fund’s net assets exceed a breakpoint in the future.

abfunds.com	AB UNCONSTRAINED BOND FUND | 125

This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund1

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio1, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Money Market Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 10, 2017, Government Money Market Portfolio was named Government Exchange Reserves; prior to January 8, 2018, Sustainable International Thematic Fund was named International Growth Fund; prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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NOTES

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NOTES

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NOTES

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NOTES

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AB UNCONSTRAINED BOND FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

UB-0152-0418

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Unconstrained Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 26, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 26, 2018